UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor,

New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2016

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

SEMI-ANNUAL REPORT 2016	JANUARY 31, 2016 (UNAUDITED)

DOMINI SOCIAL EQUITY FUND®

INVESTOR SHARES, CLASS A SHARES, INSTITUTIONAL SHARES & CLASS R SHARES

DOMINI INTERNATIONAL SOCIAL EQUITY FUNDSM

INVESTOR SHARES, CLASS A SHARES & INSTITUTIONAL SHARES

DOMINI SOCIAL BOND FUND®

INVESTOR SHARES & INSTITUTIONAL SHARES

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TABLE OF CONTENTS

2	Letter from the President

The Way You Invest Matters
4	Domini News
5	Advocacy Update
6	Plugging in to a Cleaner Future

Fund Performance and Holdings
14	Domini Social Equity Fund
19	Domini International Social Equity Fund
28	Domini Social Bond Fund

41	Expense Example

Financial Statements
43	Domini Social Equity Fund
43	Domini International Social Equity Fund
66	Domini Social Bond Fund

87	Proxy Voting Information

87	Quarterly Portfolio Schedule Information

THE WAY YOU INVEST MATTERS®

LETTER FROM THE PRESIDENT

Dear Fellow Shareholders:

One year ago, in this report, I wrote about the largest climate change march in history, in anticipation of the climate talks in Paris in December 2015. We are now “post-Paris” and the signals are clear.

At that time, I questioned whether we were seeing the beginning of the end for fossil fuels as the primary source of power. The economic climate for oil and coal certainly hasn’t improved since then. The price of oil has fallen to levels not seen since 2003, forcing companies to leave expensive reserves in the ground. In February, for the first time in twenty-two years, ExxonMobil failed to fully replace its production, meaning that its reserve-replacement ratio — a key metric used by oil and gas analysts — fell to 67 percent. Anything less than 100 percent means that the company pumped more oil than it acquired or discovered. This tells us that even within the industry, it is understood that the business is changing dramatically. The story for coal is even more dramatic. The Dow Jones U.S. Coal Index is down almost 90 percent over the last ten years.

In the meantime, we are seeing dramatic reductions in the price of wind and solar as many jurisdictions reach “grid parity.” If wind and solar cost the same as coal, or even less, what will you choose?

We do know that if the fossil fuel industry should recover and fully exploit their reserves, life on earth is in very serious trouble. The future we wish to build with our investments is inconsistent with their success. The vast majority of the carbon that is embedded in global reserves must stay locked underground if we have any hope of preventing catastrophe.

In the past, we approved extremely few oil and gas companies for our mutual funds. This year, we further refined our policy to exclude all companies that own and produce fossil fuel reserves. You can read more about it on our website. We did this for two basic reasons. First, we seek to align our investment decisions with the future our investors wish to build. That future cannot tolerate the success of the fossil fuel industry. Second, we recognize that divestment has tremendous value in fostering wide-scale debate and influencing public policy despite entrenched interests or long-standing opposition. People argue about how important divestment was to the history of South Africa, but that is exactly the point — that argument helped keep the issue alive. This is the point of divestment campaigns — to shine a spotlight on an issue. It is a crude tool, but it has proven its worth during other campaigns.

In each of our Annual and Semi-Annual reports, we feature an essay on a different theme. This report focuses on wind and solar energy for the

THE WAY YOU INVEST MATTERS®

generation of electricity. It is exciting to see these solutions-oriented companies in our portfolios, but it is also important to understand that these portraits only tell a portion of the story. Of course, we apply climate change-related standards to many industries beyond wind and solar. It is a pervasive theme for us. Simply avoiding fossil fuel investments would be less than what we could do. We therefore, on your behalf, engage with companies in different industries, as consumers of energy and natural resources, asking questions about their efforts to reduce their carbon footprints, and end deforestation. The fight for our planet is not simply a matter that energy companies must take on, it is the job of each of us to do what can be done.

As investors, we are not simply passive actors. Each investment decision is a decision to allocate capital. We should be mindful of the wider implications of these decisions. This is particularly true for climate change, which places all life at risk. We are now living on a planet whose atmosphere has changed into one that no human being has ever experienced before.

The issue has a broad constituency that is deeply concerned. As a member of the institutional investor community, we often hear “climate risk” discussed in terms of what it might cost investors. If only the risk were a mere matter of monetary import. Climate change is the challenge of humankind, and we are grateful to you, our shareholders, for allowing us to use what tools we, as investors, have to join the effort.

As always, I thank you for your investment and for your confidence in Domini Social Investments.

Very truly yours,

Amy Domini

amy@domini.com

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DOMINI NEWS

Our Policy on Fossil Fuel Production

For many years, Domini has incorporated concerns about the environmental risks of companies owning and producing fossil fuels into our investment standards. We have never held coal-mining companies, and have historically approved very few major integrated oil companies. Over the years, the number of oil and gas production companies that met our standards dwindled as climate concerns increased and the risks of hydraulic fracturing and other unconventional technologies became apparent.

Companies that are owners and producers of oil, natural gas or coal reserves are considered fundamentally misaligned with our goals of ecological sustainability and universal human dignity, and are therefore ineligible for investment by our funds.

We have made each of these decisions in light of the financial, environmental and moral concerns associated with fossil fuels and in recognition that an increasing portion of the responsible investment community has found divestment a productive avenue to further debate on climate change, one of the most important and difficult issues of our time.

Integrating Investments with Social and Environmental Systems

Investors depend upon the health of a variety of systems to support our ability to produce sustainable financial returns for the long-term. These include regulatory systems to ensure we have the information we need to make our decisions, legal systems that ensure accountability, and natural systems that determine the Earth’s climate. Although we depend upon these systems, little work is being done to understand how investment decisions impact these systemic environmental, social and financial frameworks.

To help fill this gap, Steve Lydenberg, a partner at Domini in charge of the firm’s strategic vision, has launched The Investment Integration Project, an independent organization to help asset owners and managers better understand how they can contribute to the enhancement of these critical systemic frameworks. The project seeks to work with peers to enhance the integrity of the financial community and encourage disclosure of social and environmental data relevant to investment issues. The project was launched with a white paper and presentation to the New York Society of Security Analysts, followed by a convening at the Federal Reserve Bank of Boston, and an online debate hosted by Responsible Investor, a UK-based news provider to the global institutional investment community.

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ADVOCACY UPDATE

The Domini Social Equity Fund submitted thirteen shareholder proposals this season addressing a variety of issues, including corporate political contributions disclosure, sustainability reporting, palm oil sourcing and minimum wage reform.

Today, the federal minimum wage of $7.25 per hour on a full time basis equates to an income well below the federal poverty line for workers and their families. We see stagnant wages as a key risk to our economy, and a sustainable minimum wage as an important tool to support economic growth and reduce income inequality. Where does the corporate community stand on this key issue? Working with other investors, we developed a new proposal asking companies to adopt and publish principles for minimum wage reform.

In response to our proposal, Best Buy informed us that its board of directors was overseeing a process already underway to further develop the company’s position on wage levels within the company to ensure its employees have sustainable careers and that Best Buy continues to attract the best talent. We chose to withdraw our proposal in exchange for the company’s agreement to include additional factors in that process, including the effect of minimum wage reform on the company. We also submitted the proposal to Staples and look forward to continuing that dialogue.

Working with other investors, we withdrew our shareholder proposal to Whole Foods seeking information about the company’s efforts to mitigate the impact of its palm oil purchases on deforestation and human rights. The company agreed to enhancements to its Palm Oil Pledge, and to continuing dialogue to discuss implementation. We continue to pursue a shareholder proposal with Chipotle, seeking an annual sustainability report, and had a discussion with management regarding their response to recent e-coli and norovirus outbreaks at restaurants across the country. We are also seeking a sustainability report from Amazon.

Domini has submitted more than 250 shareholder proposals to more than 95 different corporations since 1994, placing key issues of concern on the formal corporate agenda. We file these proposals each year because they have proven to be a highly effective tool for changing corporate behavior.

In October, the U.S. Department of Labor issued a long-awaited new bulletin to clarify that fiduciaries of private pension funds may take environmental and social factors into account in their investment decisions. Domini took a leading role in a multi-year investor engagement with the Department, including a meeting with Secretary of Labor Thomas Perez last Spring.

Visit domini.com to learn more about our work on your behalf to engage corporations on social and environmental issues.

THE WAY YOU INVEST MATTERS®

PLUGGING IN TO A CLEANER FUTURE

In December, representatives of 195 nations met in Paris to respond to the challenge of climate change — perhaps the most significant challenge the global community has ever faced. Although Paris did not produce a binding agreement, it achieved a historic degree of global unity around a single goal — limiting global warming to 2 degrees centigrade above pre-industrial levels, with an aspirational goal of 1.5 degrees, the level many scientists believe is a safer ceiling to prevent catastrophic warming.

Many criticized the accord as inadequate to the challenge, but there is no question in our minds that it will move us all in the right direction, around a common goal. We believe we are seeing the beginning of the end for the dominance of fossil fuels.

In this report, we will address one aspect of the set of challenges presented by climate change — electricity generation — with a focus on solar and wind, two of the cleanest and most promising forms of renewable energy.

The cost of producing electricity from wind and solar has dropped significantly over the last five to ten years, and has started to reach price parity with the grid in various markets, including thirty countries and twenty U.S. states. Deutsche Bank predicts that by the end of 2017, solar energy will be at grid parity for most of the world. These trends, of course, will also depend on government subsidies and technological innovation. Today, wind and solar, combined, currently account for only about five percent of U.S. electricity generation. In comparison, renewable energy accounted for more than 25 percent of electricity consumption in the European Union, as of 2013.

Below, we provide a brief survey of some notable companies that are advancing the shift to renewable electricity generation around the world and across the value chain from manufacturers to electricity generators, financiers (banks and other investors, including yourselves), and consumers.

Wind Energy

The Domini International Social Equity Fund is invested in some of the largest wind turbine manufacturers in the world, including “pure-play” turbine manufacturers as well as companies that offer a larger portfolio of renewable energy technologies, including solar power, hydropower and biomass.

Vestas (Denmark) is one of the world’s largest manufacturers of wind turbines, with a 12 percent global market share in 2014. In 2015, the company installed its products in 34 countries on five continents. Vestas makes the largest turbine in the world, standing 720 feet tall, more than twice the height of the Statue of Liberty. It produces enough electricity to

THE WAY YOU INVEST MATTERS®

power 7,500 average European homes, or 3,000 American homes, per year. Its great height allows wind farms to take advantage of faster wind speeds that occur at higher elevations.

China has become the world’s largest market for wind power. The Chinese government has pledged to produce 15 percent of all electricity from renewables by 2020. In 2015, the country installed over 28 gigawatts of new wind energy capacity and is aggressively expanding its investments in renewables. As a result, Vestas’ market dominance has recently been challenged by Xinjiang Goldwind Science & Technology (China, not currently held, but eligible for investment by the Domini Funds).

Companies like Gamesa Corp Tecnologica SA (Spain), have concentrated on pushing the envelope in terms of technology, developing turbines that work in low winds, high altitudes, cold climates and deep offshore. Gamesa has been a longtime leader in the field, largely spurred by incentives offered by the Spanish government. More recently, government reforms have cut subsidies and slowed its growth, but the company maintains significant market share in India and Latin America (especially Mexico) and has a foothold in China as well. The company was one of the earliest movers into emerging market countries.

Nordex Se (Germany) focuses on onshore turbines and has lately been designing turbines that are suitable for less windy sites (the “low wind” sector). Onshore wind is considered to be a leading area for the wind sector. The company has developed models with tall towers and long, slender blades, a better design for low wind. The company also has a significant presence in emerging markets, contributing to energy transitions most notably in Pakistan and Turkey.

Others companies, such as Siemens (Germany), have concentrated on affordability and convenience through well-proven designs and economies of scale. Offshore wind farms have grown in popularity because they’re typically built out of sight, and the wind blows harder and more consistently at sea. For many years running, Siemens has been the leading manufacturer of offshore wind turbines. In 2014, the company accounted for 76 percent of new global capacity installed offshore and had a 9.5 percent market share of the global wind turbine market. For all their advantages, however, offshore wind farms are approximately twice as expensive as onshore wind farms. Siemens has focused on lowering the costs of offshore wind power and advancing the efficiency of turbine-to-grid connections. In addition to its wind power products, Siemens also develops small hydropower plants and sells solar power components.

THE WAY YOU INVEST MATTERS®

Solar Energy

There are two distinct models for providing electricity from solar energy: centralized grid (often advocated by utility-scale users) and distributed grid, which often involves residential, community and commercial-scale users. Distributed energy systems are comprised of small-scale energy-generating devices (like rooftop solar panels) that allow for electricity to be produced onsite and consumed immediately, without drawing from the electrical grid. First Solar (United States) is primarily involved in the utility-scale solar market, as well as the commercial scale market, rather than rooftop solar installations. Utility scale solar refers to large-scale grid-connected solar installations.

First Solar has developed some of the largest solar farms in the world, and is the only major manufacturer of cadmium telluride solar panels in the United States. Although conventional silicon solar cells represent more than 90 percent of the solar power market, cadmium telluride panels offer advantages of lower cost and improved performance in high temperature environments such as desert areas, which is often the preferred site for large-scale solar photovoltaic (PV) arrays. Domini has engaged in discussions with First Solar’s management about oversight of working conditions in its global manufacturing operations and supply chains, and its political activities. Recently, we convinced the company to begin public disclosure of its political contributions. Notably, the company chose to prohibit its trade associations from using its dues to make contributions to political candidates.

SolarCity Corp., the largest residential solar installer in the United States, designs, installs and leases rooftop solar systems. For a 20-year commitment, SolarCity will install panels with no money down. SolarCity’s business model benefits from net metering, which allows homeowners with panels to sell back to the grid any excess electricity they don’t use. This helps offset the cost of power when the sun isn’t shining. The company also partners with other businesses, such as Home Depot and Best Buy, to promote residential solar PV systems. The company’s focus is on marketing, financing and installing panels — not making them. It does, however, plan to open a manufacturing plant in Buffalo, New York, in 2016/17 to produce panels using a new type of silicon-based photovoltaic technology designed to produce more efficient panels at lower cost. We have been in contact with SolarCity to discuss their recent partnership with Grid Alternatives, a non-profit organization working to increase access to clean energy for disadvantaged communities throughout the United States.

THE WAY YOU INVEST MATTERS®

Bringing Wind and Solar to Scale

Moving one step down the value chain, we come to companies that help to bring the electricity generated by solar panels and wind turbines to scale, by integrating these devices with the electrical grid. SMA Solar Technologies AG (Germany) is the world market leader for solar inverters, a device that converts the direct current (DC) generated by photovoltaic cells into alternating current (AC), which can be fed into the electrical grid or can be consumed at home.

Along with cost parity, one of the most persistent challenges the wind and solar industries are working to overcome is variability, which is creating the need for some level of backup power to offset times when the sun isn’t shining or the wind isn’t blowing. One solution to this problem is to diversify the sources of energy over a wider area by expanding the number of solar and wind installations. An individual wind farm can be extremely volatile, but groups of wind farms spread out over thousands of miles help to ensure that there is consistent power.

Improvements in batteries and other storage technologies are another way to counter wind and solar’s intermittency. Many companies are working on solutions. Tesla Motors Inc., (not currently held, but eligible for investment by the Domini Funds) best known for its electric vehicles, is the current technological leader in lithium batteries. The company is working on developing batteries for residential and industrial uses. In May 2015, the company introduced the Powerwall, a low-cost home battery pack designed to capture and store energy from wind turbines or solar panels. The reserves can be drawn on when sunlight is low, during power cuts or at peak demand times, when electricity costs are highest. The company also unveiled the Powerpack, a battery block designed to help utilities smooth out their supply of wind and solar energy or to feed energy into the grid when demand increases. Although the technology is very new, Tesla’s ever-ambitious founder Elon Musk believes that “two billion Powerpacks could store enough electricity to meet the entire world’s needs.” The company is currently building a battery factory with 1GW annual production capacity in Nevada to meet future needs for energy storage along with electric vehicles.

Electricity Generation

Unless you live entirely “off the grid”, you purchase your electricity from a utility that generates energy from a diverse portfolio of sources, ranging from coal to nuclear and wind. Utilities produce more than 30 percent of greenhouse gas emissions in the United States, relying on coal for roughly 40 percent of their total energy requirements. As of 2014, coal burned for electricity generation accounted for 93 percent of all coal consumed for energy in the United States. We seek to avoid investment in any utility that derives the majority of its power from coal, and do not invest in utilities that are owners or operators of nuclear power plants, due to our serious

THE WAY YOU INVEST MATTERS®

concerns about safety, waste storage and the link between nuclear power and nuclear weapons globally.

Consolidated Edison, more commonly known as “ConEd”, the dominant utility in New York, develops, constructs, owns and operates renewable energy infrastructure projects throughout the country. At year-end 2014, Con Edison Development had 446 MW of solar and wind projects in operation. At the end of 2015, ConEd reports that it is the sixth largest owner of operating solar capacity in North America.

Meridian Energy (New Zealand) is the largest electricity generator in New Zealand. Most of the company’s energy is generated via large-scale hydropower. Meridian has also developed ten wind farms in Australia and New Zealand, which generate enough electricity to power around 152,000 homes each year.

Financing Renewable Energy

In 2015, $329.3 billion was invested in clean energy globally, a 4 percent increase over 2014. This investment was primarily directed to large-scale projects, including a number of major offshore wind farms. The International Energy Agency estimates that an additional $36 trillion in clean energy investment is needed through 2050 — or an average of $1 trillion more per year — if we are to have an 80 percent chance of maintaining the 2°C warming limit.

We are therefore very interested in identifying notable renewable energy investors for our funds, such as Banco Santander (Spain), which was one of the largest financiers of renewable energy in the world in 2015. ING Groep (Netherlands) has financed several large renewable energy deals including Westermeerwind, a Dutch lake shore wind project that will provide enough energy for 160,000 homes a year. As of 2014, 43 percent of ING’s project financing was directed to renewable energy (wind, solar, hydro and geothermal power). In our view, 43 percent represents a substantial commitment to renewables. In November 2015, the company chose to end financing for new coal-fired power plants and thermal coal mines worldwide. Muenchener Rueckversicheregungs-Gesellschaft AG (MunichRe, Germany), a leading reinsurance group, has been offering innovative insurance products specialized in renewable energy to meet increased demands, including performance guarantee insurance for long-term renewable energy contracts. The company has been outspoken about the risks of climate change for many years.

There are several other banks, including Goldman Sachs and JPMorgan Chase, that have made significant commitments to renewable energy, but are currently ineligible for investment by our funds due to unrelated concerns. In the past, when JPMorgan Chase was held by the Domini Social Equity Fund, we helped to convince the bank to hire its first

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Director of Environmental Affairs, and to adopt a comprehensive policy addressing climate change. We were pleased to see the bank’s recent announcement that it will no longer finance new coal mines around the world and will end support for new coal-fired power plants in “high income” OECD countries. A growing number of banks have made similar commitments. Domini has been participating in meetings with Citigroup (not currently approved for the Domini Funds) regarding its $100 billion commitment over the next ten years to clean energy investments. We also continue to participate in a multi-year dialogue with PNC Bank (United States), about its approach to climate risk. The discussions, which began with concerns about the bank’s past involvement in mountaintop removal coal mining, include the direct participation of the company’s CEO.

Investors in the Domini Social Bond Fund are also playing a role in financing the transition to a low-carbon economy. We are particularly excited about the growth of the market for “green bonds”, which are bonds designed to finance projects and activities that address climate change or serve other environmentally beneficial purposes. These environmentally themed bonds are rapidly growing as a new asset class, with issuers including supranational banks, governments, and corporate entities. The market for green bonds more than tripled in 2014, rising from only $3-5 billion per year between 2007 and 2012 to $39 billion in 2014. When evaluating potential green bonds for our fund, we favor investments such as those mitigating the impacts of fossil fuels in energy-intensive industries, promoting energy efficiency, or otherwise addressing environmental and social justice issues.

In November, the Fund purchased a bond issued by Southern Power Company to finance existing or planned solar and wind power generation facilities in the United States. Southern Power Company derives 9GW of its total power output from renewables and gas burning facilities and does not burn coal or deal in nuclear power. Although Southern Company, the issuer’s parent company, is ineligible for our portfolios because it is a large user of coal and owns nuclear power plants, we chose to purchase this bond due to the urgent need to finance renewable energy and stabilize the global climate. Our purchase is also a sign of support for other utilities that choose to transition their generation mix to lower-carbon fuel sources.

Purchasing Renewable Energy

Corporations in all industries can help to mitigate climate change and future carbon pricing risks by making commitments to convert their energy usage to renewables.

In 2012, the New York Times reported that internet companies are enormous users of electricity, primarily to power and cool their data

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centers. Data centers, which are typically run at maximum capacity to meet consumer demands for 24/7 access to information, used roughly 2 percent of all the electricity in the United States, according to the Times.

According to the most recent Bloomberg New Energy Finance Report, Google (Alphabet, Inc.) is the largest corporate purchaser of renewable energy globally, followed by Amazon. Facebook and Apple were also highlighted as “key players.” Google has signed long-term purchase agreements for renewable energy covering 28 percent of its total electricity consumption. The company also obtains green power from the grid and on-site renewables, making the total share of renewables in its mix over 37 percent. The company wants all of its consumption to be from renewables by 2025. As of 2016, Google also maintained a substantial portfolio of investments in renewable energy projects, providing almost $2.5 billion to fund wind and solar projects with a potential to generate over 2.9GW, enough to power 500,000 homes.

We recently signed an investor letter to Google’s CEO, raising concerns about the company’s investment in the Turkana Wind Project in Kenya, a project that is being developed on communal land, allegedly without the full knowledge and consent of local indigenous pastoralist tribes. We are seeking to open dialogue with the company about its consideration of indigenous peoples’ rights.

As of April 2015, approximately 25 percent of the power consumed by Amazon’s global infrastructure came from renewable sources, and the company intends to reach 40 percent by the end of 2016. Amazon contracted for 80MW of solar and 458MW of wind in 2015. We welcome Amazon’s renewable energy commitments and its decision to disclose this data, but continue to pursue a shareholder proposal asking the company to produce a more comprehensive sustainability report on an annual basis.

Approximately 35 percent of the electricity used to power Apple’s data centers is derived from renewable sources. The company has also made ambitious commitments to green its supply chain. In October 2015, Apple announced the construction of 40 megawatts of solar projects in the Sichuan Province of China, producing “more than the total amount of electricity used by Apple’s offices and retail stores in China, making Apple’s operations carbon neutral in China.” In addition to other investments in solar energy in China, Apple is also working to encourage its manufacturing partners to become more energy efficient and to use clean energy for their operations. As a result, Apple reports that it is “powering 100 percent of its operations in China and the U.S., and more than 87 percent of its worldwide operations, with renewable energy.”

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Investing in renewable energy is more than simply buying shares in companies that make solar cells or wind turbines. Each of these technologies depends upon the entire range of companies discussed above, as well as sensible public policies to hasten the decarbonization of our electricity grids.

Climate change presents the most dramatic risks and opportunities for investors in the 21st century. Investing in renewable energy production and consumption is an important aspect of Domini’s long-standing commitment to fight climate change. This report only focuses on one facet of our approach to climate change, however, an issue that drives many of our investment decisions, across industries. Climate change is also a persistent theme in our engagement with companies on many issues, including political accountability and deforestation, and with policy makers.

The holdings discussed above can be found in the portfolios of the Domini Funds, included herein. The following companies discussed above are not currently eligible for investment by the Domini Funds: Citigroup, Deutsche Bank, Goldman Sachs, JPMorgan Chase and Southern Company. Facebook, Meridian Energy, Siemens, SolarCity, Tesla Motors and Xinjiang Goldwind Science & Technology are eligible for investment, but not currently held by the Domini Funds. The composition of the Funds’ portfolios is subject to change.

An investment in the Domini Funds is not insured and is subject to market risks such as sector concentration and style risk. You may lose money. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. The Domini Social Bond Fund is subject to market risks, including interest rate, liquidity and credit risks. During periods of rising interest rates, bond funds can lose value. The Domini Social Bond Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates, mortgage-backed securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates. Some of the Domini Social Bond Fund’s community development investments may be unrated and carry greater credit risks than its other investments.

The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock or bonds of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

This material must be preceded or accompanied by a current prospectus. DSIL Investment Services LLC, Distributor. 04/16

DOMINI SOCIAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2016, about the ten largest holdings of the Domini Social Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Apple Inc	5.8%	Amazon.com Inc	3.0%
Microsoft Corp	5.2%	AT&T Inc	3.0%
Alphabet Inc Class A	3.5%	PepsiCo Inc	2.8%
Merck & Co Inc	3.4%	Gilead Sciences Inc	2.7%
Consolidated Edison Inc	3.3%	MetLife Inc	2.7%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Domini Social Equity Fund’s Portfolio of Investments (as of 1/31/16), included herein. The composition of the Fund’s portfolio is subject to change.

DOMINI SOCIAL EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Class A shares (with 4.75% maximum Sales Charge)[1]	Class A shares (with out Sales Charge)[1]	Institutional shares[2]	Class R shares[3]	S&P 500
As of 1/31/16	1 Year	-10.91%	-15.11%	-10.87%	-10.61%	-10.64%	-0.67%
	5 Year	7.70%	6.70%	7.74%	8.12%	8.04%	10.91%
	10 Year	4.66%	4.15%	4.66%	4.66%	5.01%	6.48%
	Since Inception (6/3/91)	7.76%	7.54%	7.76%	7.76%	7.93%	8.92%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

On November 30, 2006, the Fund changed from a passive to active management strategy. Performance from Fund inception through November 29, 2006 reflects the former passive investment strategy.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s annual operating expenses totaled 1.16% (gross/net) (Investor shares), 1.39% (gross)/1.18% (net) (Class A shares), 0.80% (gross/net) (Institutional shares), and 0.85% (gross/net) (Class R shares) of net assets representing each share class, respectively. Until 11/30/16, the Fund’s Manager has contractually agreed to limit certain ordinary expenses of the fund’s average daily net assets representing each share class, absent an earlier modification by the Fund’s Board. The Fund’s total returns may have been lower without these limits.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to market risks such as sector, concentration, style and foreign investing risks. You may lose money.

The Standard & Poor’s 500 (S&P 500) Index is an unmanaged index of common stocks. You cannot invest directly in an index.

1Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but does, where noted, reflect an adjustment for the maximum applicable sales charge of 4.75%.

2Institutional shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

3Class R shares were not offered prior to November 28, 2003. All performance information for the portion of the period prior to November 28, 2003 is the performance of the Investor shares and has not been adjusted to reflect the lower expenses of the Class R shares.

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

SECURITY	SHARES	VALUE
Common Stocks – 99.4%
Consumer Discretionary – 11.1%
Amazon.com Inc (a)	44,174	$25,930,138
Best Buy Co Inc	235,067	6,565,421
Chipotle Mexican Grill Inc (a)	33,063	14,976,547
Coach Inc	348	12,893
Comcast Corp Class A	155,700	8,674,047
Gap Inc/The	158,245	3,911,816
Home Depot Inc/The	218	27,416
JC Penney Co Inc (a)	1,546	11,224
Johnson Controls Inc	283	10,151
Kohl’s Corp	212	10,547
L Brands Inc	219	21,057
Lowe’s Cos Inc	364	26,084
Marriott International Inc/MD Cl A	55,231	3,384,556
McDonald’s Corp	101	12,502
Michael Kors Holdings Ltd (a)	164,283	6,554,892
NIKE Inc Cl B	376	23,316
Netflix Inc	44,100	4,050,144
Nordstrom Inc	168,300	8,263,530
Ralph Lauren Corp	82	9,225
Staples Inc	666	5,941
Starbucks Corp	414	25,159
Target Corp	78,881	5,712,562
Visteon Corp	115,000	7,691,200
Walt Disney Co/The	242	23,188

		95,933,556

Consumer Staples – 8.4%
Avon Products Inc	2,873	9,739
Campbell Soup Co	52,147	2,941,612
Coca-Cola Co/The	292	12,533
Colgate Palmolive Co	153	10,332
Costco Wholesale Corp	120	18,134
Coty Inc Cl A	299,600	7,373,156
Estee Lauder Cos Inc/The Cl A	50,283	4,286,626
Flowers Foods Inc	103,656	2,129,094
General Mills Inc	175	9,889
Kimberly-Clark Corp	141	18,107
Koninklijke Ahold NV ADR	329,623	7,452,776
Kraft Heinz Co/The	223	17,407
Kroger Co/The	479,678	18,616,303
Loblaw Companies Ltd	119,500	5,586,715

SECURITY	SHARES	VALUE
Consumer Staples (Continued)
Mondelez International Inc Cl A	265	$11,422
PepsiCo Inc	244,842	24,312,811
Procter & Gamble Co/The	155	12,662
Sysco Corp	248	9,873
Whole Foods Market Inc	248	7,270

		72,836,461

Energy – 3.2%
Ensco PLC Cl A	505,999	4,948,670
FMC Technologies Inc (a)	592,500	14,901,375
National Oilwell Varco Inc	305	9,925
Oil States International Inc (a)	275,594	7,780,019

		27,639,989

Financials – 17.7%
American Capital Agency Corp	257,632	4,397,778
American Express Co	191	10,219
Annaly Capital Management Inc	728,547	6,921,197
Apollo Investment Corp	2,149,212	10,896,505
Cit Group Inc	101,600	2,981,960
Fifth Third Bancorp	315,100	4,978,580
Hatteras Financial Corp	315,100	3,863,126
ING Groep NV ADR	540,850	6,268,452
Intercontinental Exchange In	39	10,288
Invesco Mortgage Capital Inc	502,800	5,691,696
Jones Lang LaSalle Inc	15,385	2,164,977
Lincoln National Corp	140,400	5,540,184
MFA Financial Inc	1,385,300	8,796,655
MetLife Inc	517,466	23,104,857
Morgan Stanley	292	7,557
National Bank of Canada	119,500	3,394,148

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

SECURITY	SHARES	VALUE
Financials (Continued)
PNC Financial Services Group Inc/The	190	$16,464
Popular Inc	242,800	6,103,992
Prospect Capital Corp	1,381,619	8,386,427
Prudential Financial Inc	288,741	20,234,969
Regions Financial Corp	801,300	6,506,556
Starwood Property Trust Inc	190,972	3,636,107
Two Harbors Investment Corp	268,300	2,039,080
US Bancorp	346	13,861
Unum Group	516,300	14,786,832
Voya Financial Inc	105,900	3,238,422
Wells Fargo + Co	185	9,293

		154,000,182

Health Care – 12.6%
Bio-Rad Laboratories Inc Cl A (a)	49,478	6,313,888
Biogen Inc (a)	48,818	13,330,243
Bristol Myers Squibb Co	146,100	9,081,576
Gilead Sciences Inc	279,889	23,230,787
Inc Research Holdings Inc A (a)	48,000	2,022,240
Medivation Inc	65,686	2,147,932
Merck & Co Inc	582,091	29,494,551
Regeneron Pharmaceuticals (a)	8,300	3,486,747
Varian Medical Systems Inc (a)	129,800	10,011,474
Waters Corp (a)	87,700	10,630,117

		109,749,555

Industrials – 10.4%
3M Co	115	17,365
Avery Dennison Corp	132,888	8,091,550
Ceb Inc	33,800	1,993,524
Cummins Inc	218,853	19,672,696
Deluxe Corp	38,600	2,157,740
Dycom Industries Inc (a)	45,400	3,008,204
First Solar Inc (a)	358	24,580
Herman Miller Inc	84,400	2,162,328

SECURITY	SHARES	VALUE
Industrials (Continued)
JetBlue Airways Corp (a)	117,977	$2,514,090
Lennox International Inc	33,600	4,025,952
Masco Corp	589,200	15,548,988
PACCAR Inc	137,600	6,752,032
RR Donnelley & Sons Co	629	8,788
Robert Half Intl Inc	85,500	3,742,335
Rockwell Automation Inc	59,437	5,680,394
Southwest Airlines Co	403,865	15,193,401
United Parcel Service Inc Cl B	131	12,209

		90,606,176

Information Technology – 23.9%
Advanced Micro Devices Inc (a)	3,150	6,930
Alphabet Inc Cl A (a)	39,916	30,390,047
Apple Inc	512,772	49,913,226
Cisco Systems Inc	504	11,990
EMC Corp/MA	373	9,239
Ebay Inc	232,300	5,449,758
Electronic Arts Inc (a)	288,953	18,650,471
F5 Networks Inc (a)	175,682	16,475,458
Intel Corp	444,019	13,773,469
International Business Machines Corp	32,651	4,074,518
Juniper Networks Inc	445,503	10,513,871
Microsoft Corp	821,961	45,281,831
Motorola Solutions Inc	201	13,421
Nvidia Corp	70,200	2,056,158
Palo Alto Networks Inc (a)	19,600	2,930,004
Relx Nv Spon Adr	259,500	4,349,220
United Microelectronics Corp ADR	1,786,000	3,500,560
Yahoo! Inc (a)	649	19,152

		207,419,323

Materials – 3.8%
Domtar Corp	205,800	6,637,050
Nucor Corp	230	8,986
Sealed Air Corp	426,200	17,273,886

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

SECURITY	SHARES	VALUE
Materials (Continued)
Sherwin Williams Co/the	34,500	$8,820,615
WestRock Co	256	9,032

		32,749,569

Telecommunication Services – 5.0%
AT&T Inc	718,632	25,913,870
Telephone & Data Systems Inc	118,876	2,756,734
Verizon Communications Inc	295,545	14,768,384

		43,438,988

Utilities – 3.3%
Consolidated Edison Inc	407,232	28,257,828

		28,257,828

Total Investments – 99.4% (Cost $881,844,217) (b)		862,631,627

Other Assets, less liabilities – 0.6%		5,615,960

Net Assets – 100.0%		$868,247,587

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $883,407,106. The aggregate gross unrealized appreciation is $90,697,372 and the aggregate gross unrealized depreciation is $111,472,851, resulting in net unrealized depreciation of $20,775,479.

ADR — American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2016, about the ten largest holdings of the Domini International Social Equity Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Sanofi	2.4%	Allianz SE	1.8%
Orange SA	2.1%	Koninklijke Ahold NV	1.8%
Central Japan Railway Co	2.1%	Honda Motor Co Ltd	1.7%
Vivendi SA	1.9%	J Sainsbury plc	1.7%
AXA SA	1.9%	Nokia Oyj	1.7%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

*Other countries include Indonesia (0.9%), Austria (0.8%), Hungary (0.6%), New Zealand (0.6%), Mexico (0.5%), Belgium (0.4%), Russia (0.3%), Philippines (0.2%), Thailand (0.2%), and Ireland (0.0%).

The holdings mentioned above are described in the Domini International Social Equity Fund’s Portfolio of Investments (as of 1/31/16), included herein. The composition of the Fund’s portfolio is subject to change.

DOMINI INTERNATIONAL SOCIAL EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Class A shares (with 4.75% maximum Sales Charge)[1]	Class A shares (with out Sales Charge)[1]	Institutional shares[2]	MSCI EAFE
As of 1/31/16	1 Year	-5.31%	-9.88%	-5.38%	-4.95%	-8.04%
	5 Year	4.03%	3.06%	4.07%	4.03%	2.04%
	Since Inception (12/27/06)	-0.27%	-0.80%	-0.27%	-0.27%	0.46%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s annual operating expenses totaled 1.59% (gross/net) (Investor shares), 1.68% (gross)/1.57% (net) (Class A shares), and 1.15% (gross/net) (Institutional shares) of net assets representing each share class, respectively. Until 11/30/16, the Fund’s Manager has contractually agreed to limit certain ordinary expenses of the Fund’s average daily net assets representing each share class, respectively, absent an earlier modification by the Fund’s Board. The Fund’s total return may have been lower without this limit.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini International Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. You may lose money. The Fund is subject to market, sector concentration and style risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation and periods of illiquidity. These risks are magnified in emerging markets.

The MSCI EAFE Index is an unmanaged index of common stocks. You cannot invest directly in an index.

1Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but, where noted, does reflect an adjustment for the maximum applicable sales charges of 4.75%.

2Institutional shares were not offered prior to November 30, 2012. All performance information for time periods beginning prior to November 30, 2012, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stock – 98.0%
Australia – 6.1%
Bank of Queensland Ltd	Banks	442,074	$4,138,701
BlueScope Steel Ltd	Materials	750,449	2,509,548
Challenger Ltd/Australia	Diversified Financials	933,664	5,310,850
Flight Centre Travel Group Ltd	Consumer Services	197,230	5,508,719
GPT Group/The	Real Estate	491,337	1,717,765
Harvey Norman Holdings Ltd	Retailing	789,972	2,517,603
REA Group Ltd	Media	51,243	1,943,942
TPG Telecom Ltd	Telecommunication Services	1,031,471	7,427,388

			31,074,516

Austria – 0.8%
Erste Group Bank AG (a)	Banks	132,041	3,819,047

			3,819,047

Belgium – 0.4%
Ageas	Insurance	47,100	1,910,566

			1,910,566

Brazil – 1.0%
Banco do Brasil SA	Banks	734,390	2,547,887
BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	Diversified Financials	898,350	2,307,773

			4,855,660

Denmark – 2.8%
Novo Nordisk A/S Cl B	Pharma, Biotech & Life Sciences	74,651	4,165,885
Pandora A/S	Consumer Durables & Apparel	18,791	2,511,102
Vestas Wind Systems A/S	Capital Goods	111,273	7,272,783

			13,949,770

Finland – 2.7%
Elisa OYJ	Telecommunication Services	54,393	1,967,794
Nokia OYJ	Technology Hardware & Equipment	1,175,950	8,461,131
Nokian Renkaat OYJ	Automobiles & Components	57,723	1,960,328
Valmet OYJ	Capital Goods	137,994	1,370,324

			13,759,577

France – 11.9%
AXA SA	Insurance	382,650	9,445,408
Cap Gemini SA	Software & Services	21,279	1,942,246
Carrefour SA	Food & Staples Retailing	336	9,552
Cie de Saint-Gobain	Capital Goods	30,729	1,265,011
CNP Assurances	Insurance	108,841	1,453,796
Credit Agricole SA	Banks	363,503	3,623,232
Orange SA	Telecommunication Services	605,993	10,747,373
Peugeot SA (a)	Automobiles & Components	489,348	7,268,084
Renault SA	Automobiles & Components	33,900	2,873,193

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France (Continued)
Sanofi	Pharma, Biotech & Life Sciences	145,251	$12,065,223
Vivendi SA	Media	446,707	9,700,234

			60,393,352

Germany – 7.0%
Allianz SE	Insurance	56,803	9,182,174
Continental AG	Automobiles & Components	16,298	3,416,143
METRO AG	Food & Staples Retailing	189,513	5,363,688
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	37,195	7,158,138
Nordex SE (a)	Capital Goods	127,337	4,122,430
OSRAM Licht AG	Capital Goods	65,653	2,927,790
SMA Solar Technology AG (a)	Semiconductors & Semiconductor Equipment	28,113	1,386,393
Suedzucker AG	Food & Beverage	111,332	1,682,109

			35,238,865

Hong Kong – 1.9%
Great Eagle Holdings Ltd	Real Estate	331,237	936,552
Hysan Development Co Ltd	Real Estate	521,119	2,028,747
Sino Land Co Ltd	Real Estate	412,762	532,291
Wharf Holdings Ltd/The	Real Estate	498,282	2,321,510
Wheelock & Co Ltd	Real Estate	947,132	3,625,132

			9,444,232

Hungary – 0.6%
OTP Bank PLC	Banks	145,127	3,078,110

			3,078,110

Indonesia – 0.9%
Telekomunikasi Indonesia Persero Tbk PT	Telecommunication Services	19,369,605	4,752,121

			4,752,121

Ireland – 0.0%
Irish Bank Resolution Corp Ltd/Old (a) (c)	Banks	138,674	0

			0

Italy – 1.7%
A2A SpA	Utilities	2,594,308	3,107,229
Atlantia SpA	Transportation	163,197	4,271,212
Intesa Sanpaolo SpA	Banks	472,435	1,344,493

			8,722,934

Japan – 19.2%
Aeon Co Ltd	Food & Staples Retailing	42,277	564,235
Aeon Mall Co Ltd	Real Estate	82,950	1,267,757
Asahi Glass Co Ltd	Capital Goods	1,163,790	7,095,921

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Central Japan Railway Co	Transportation	57,718	$10,713,242
Coca-Cola West Co Ltd	Food & Beverage	127,554	2,814,149
Dai Nippon Printing Co Ltd	Commercial & Professional Services	487,000	4,556,268
Daiichi Sankyo Co Ltd	Pharma, Biotech & Life Sciences	268,587	5,592,252
Daiwa House Industry Co Ltd	Real Estate	69,100	1,950,907
FUJIFILM Holdings Corp	Technology Hardware & Equipment	59,694	2,306,446
Honda Motor Co Ltd	Automobiles & Components	320,749	8,694,539
Ibiden Co Ltd	Technology Hardware & Equipment	187,034	2,634,665
Kose Corp	Household & Personal Products	18,750	1,742,808
Medipal Holdings Corp	Health Care Equipment & Services	163,777	2,656,409
Mitsubishi Gas Chemical Co Inc	Materials	495,412	2,367,899
Mitsui Fudosan Co Ltd	Real Estate	258,395	6,082,843
MS&AD Insurance Group Holdings Inc	Insurance	182,300	4,951,449
Murata Manufacturing Co Ltd	Technology Hardware & Equipment	6,100	705,574
Nikon Corp	Consumer Durables & Apparel	77,884	1,145,788
Nintendo Co Ltd	Software & Services	33,696	4,724,642
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	379,000	1,961,579
Nissan Motor Co Ltd	Automobiles & Components	627,049	6,236,450
Nomura Real Estate Holdings Inc	Real Estate	30,900	542,639
NTN Corp	Capital Goods	5,300	20,167
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	104,527	3,516,448
Seino Holdings Co Ltd	Transportation	169,593	1,847,400
Sumitomo Dainippon Pharma Co Ltd	Pharma, Biotech & Life Sciences	134,800	1,501,972
Toppan Printing Co Ltd	Commercial & Professional Services	583,851	5,080,606
Toyo Seikan Group Holdings Ltd	Materials	200,000	3,629,097

			96,904,151

Mexico – 0.5%
America Movil SAB de CV	Telecommunication Services	1,751,579	1,235,995
Promotora y Operadora de Infraestructura SAB de CV	Capital Goods	103,241	1,184,662
Telesites SAB de CV (a)	Telecommunication Services	1	1

			2,420,658

Netherlands – 6.1%
ING Groep NV	Banks	727,952	8,283,465
Koninklijke Ahold NV	Food & Staples Retailing	398,650	9,006,912
Koninklijke KPN NV	Telecommunication Services	1,022,613	3,952,585
NN Group NV	Insurance	59,606	2,017,059
Randstad Holding NV	Commercial & Professional Services	43,857	2,386,516
RELX NV	Media	308,097	5,135,111

			30,781,648

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
New Zealand – 0.6%
Spark New Zealand Ltd	Telecommunication Services	1,375,417	$3,005,974

			3,005,974

Norway – 1.2%
Orkla ASA	Food & Beverage	171,961	1,385,776
Subsea 7 SA (a)	Energy	783,935	4,669,538

			6,055,314

Philippines – 0.2%
Globe Telecom Inc	Telecommunication Services	28,501	1,119,912

			1,119,912

Russia – 0.3%
VimpelCom Ltd ADR	Telecommunication Services	540,548	1,778,403

			1,778,403

South Africa – 1.4%
Mondi Ltd	Materials	183,154	3,027,806
MTN Group Ltd	Telecommunication Services	1,029	9,085
Steinhoff International Holdings NV	Consumer Durables & Apparel	217,153	1,042,061
Truworths International Ltd	Retailing	526,546	3,267,228

			7,346,180

South Korea – 2.0%
Industrial Bank of Korea (a)	Banks	509,018	4,924,965
LG Display Co Ltd	Technology Hardware & Equipment	214,266	3,938,083
LG Electronics Inc	Consumer Durables & Apparel	21,022	1,024,949

			9,887,997

Spain – 1.1%
Acciona SA	Utilities	13,697	1,051,025
Banco Santander SA	Banks	1,855	7,940
Gamesa Corp Tecnologica SA	Capital Goods	233,374	4,356,392

			5,415,357

Sweden – 2.3%
Axfood AB	Food & Staples Retailing	136,685	2,394,021
Holmen AB Cl B	Materials	47,190	1,353,903
Investor AB Cl B	Diversified Financials	177,774	5,961,221
Svenska Cellulosa AB SCA Cl B	Household & Personal Products	66,221	1,964,694

			11,673,839

Switzerland – 6.7%
Adecco SA	Commercial & Professional Services	109,787	6,737,867
Galenica AG	Pharma, Biotech & Life Sciences	1,246	1,740,386
Lonza Group AG	Pharma, Biotech & Life Sciences	36,653	5,613,571
Novartis AG	Pharma, Biotech & Life Sciences	100,364	7,773,265

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Switzerland (Continued)
Swiss Life Holding AG	Insurance	14,822	$3,777,088
Swiss Re AG	Insurance	89,342	8,314,074

			33,956,251

Taiwan – 1.1%
Asustek Computer Inc	Technology Hardware & Equipment	271,781	2,203,339
Taiwan Semiconductor Manufacturing Co Ltd	Semiconductors & Semiconductor Equipment	325,373	1,401,032
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	5,079,126	1,979,180

			5,583,551

Thailand – 0.2%
Delta Electronics Thailand PCL	Technology Hardware & Equipment	434,723	971,438

			971,438

United Kingdom – 16.0%
3i Group PLC	Diversified Financials	753,900	4,758,449
Barratt Developments PLC	Consumer Durables & Apparel	216,979	1,852,825
Berkeley Group Holdings PLC	Consumer Durables & Apparel	56,015	2,819,208
Coca-Cola HBC AG	Food & Beverage	359,942	7,337,664
Direct Line Insurance Group PLC	Insurance	122,137	653,111
DS Smith PLC	Materials	534,304	2,783,050
Hammerson PLC	Real Estate	79,205	658,714
Inchcape PLC	Retailing	369,576	3,783,019
J Sainsbury PLC	Food & Staples Retailing	2,433,119	8,504,520
John Wood Group PLC	Energy	111,756	1,028,361
Kingfisher PLC	Retailing	453,621	2,113,234
Land Securities Group PLC	Real Estate	481,634	7,519,708
Marks & Spencer Group PLC	Retailing	313,591	1,895,546
Mondi PLC	Materials	436,736	7,088,129
Persimmon PLC (a)	Consumer Durables & Apparel	212,982	6,186,749
Prudential PLC	Insurance	50,694	991,470
Reckitt Benckiser Group PLC	Household & Personal Products	30,879	2,734,076
Royal Mail PLC	Transportation	1,098,634	7,190,379
Segro PLC	Real Estate	577,243	3,606,243
Unilever PLC	Household & Personal Products	74,365	3,254,755
Wm Morrison Supermarkets PLC	Food & Staples Retailing	1,618,044	4,029,170

			80,788,380

United States – 1.3%
Avago Technologies Ltd	Semiconductors & Semiconductor Equipment	20,885	2,792,533
Core Laboratories NV	Energy	29,063	2,859,799
Ensco PLC Cl A	Energy	109,700	1,072,866

			6,725,198

Total Common Stock (Cost $506,609,611)			495,413,001

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Preferred Stock – 0.3%
Brazil – 0.3%
Cia Paranaense de Energia	Utilities	117,400	$646,138
Itau Unibanco Holding SA	Banks	162,300	1,014,509

			1,660,647

Total Preferred Stock (Cost $1,851,151)			1,660,647

Total Investments – 98.3% (Cost $508,460,762) (b)			497,073,648

Other Assets, less liabilities – 1.7%			8,609,749

Net Assets – 100.0%			$505,683,397

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $512,737,161. The aggregate gross unrealized appreciation is $27,998,195 and the aggregate gross unrealized depreciation is $43,661,708, resulting in net unrealized depreciation of $15,663,513.

(c) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

Fund Performance and Holdings

The bar chart below provides information as of January 31, 2016, about the percentage of the Domini Social Bond Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

DOMINI SOCIAL BOND FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)
		Investor shares	Institutional shares[1]	Barclays Intermediate Aggregate Index	Barclays U.S. Aggregate Index
As of 1/31/16	1 Year	-0.98%	-0.68%	1.08%	-0.16%
	5 Year	2.15%	2.15%	2.93%	3.51%
	10 Year	3.62%	3.62%	4.38%	4.66%
	Since Inception (6/1/00)	4.37%	4.37%	5.13%	5.46%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher. A 2.00% fee applies to sales/exchanges made less than 30 days after the settlement of purchase/exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s annual operating expenses totaled 1.24% (gross)/0.95% (net) (Investor shares) and 1.07% (gross)/0.65% (net) (Institutional shares) of net assets representing each share class, respectively. Until 11/30/16, the Fund’s Manager has contractually agreed to limit certain ordinary expenses of the Fund’s average daily net assets representing each share class, respectively, absent an earlier modification by the Fund’s Board. The Fund’s total returns would have been lower without these limits.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Bond Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. You may lose money. The Fund is subject to credit, interest rate, liquidity and market risks. During periods of rising interest rates, the Fund can lose value. The Fund’s community development investments may be unrated and may carry greater risk than the Fund’s other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates these securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations). TBA (To Be Announced) securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation, which can adversely affect the Fund’s results.

In recent years the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. The Federal Reserve recently reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility, and reduce the value and liquidity of securities in which the Fund invests, particularly fixed-income investments.

The Barclays U.S. Aggregate Bond Index (BUSA) is an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities, and the Barclays Intermediate Aggregate Index (BIA) is an unmanaged index of intermediate investment-grade fixed-income securities. Effective 1/7/15, the Fund’s performance benchmark changed from the BIA to the BUSA. You cannot invest directly in an index.

1Institutional shares were not offered prior to November 30, 2011. All performance information for time periods beginning prior to November 30, 2011, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities – 65.0%
Agency Collateralized Mortgage Obligations – 6.5%
FHR 3877 LM, 3.500%, 6/15/2026	$780,000	$846,329
FNR 2012 17 BC, 3.500%, 3/25/2027	368,000	402,768
Fannie Mae Connecticut Avenue Securities
3.027%, VR, 5/25/2024	444,000	375,983
3.027%, VR, 5/25/2024	517,000	450,182
3.327%, VR, 7/25/2024	235,000	206,787
3.427%, VR, 7/25/2024	630,000	554,006
4.427%, VR, 5/25/2025	205,000	188,485
4.827%, VR, 1/25/2024	260,000	253,558
4.977%, VR, 2/25/2025	250,000	247,717
5.327%, VR, 11/25/2024	389,000	378,266
5.427%, VR, 11/25/2024	265,000	259,993
5.677%, VR, 10/25/2023	100,000	102,812
Freddie Mac Structured Agency Credit Risk
2.627%, VR, 3/25/2025	250,000	249,575
2.827%, VR, 8/25/2024	366,536	370,358
2.827%, VR, 10/25/2024	251,613	254,106
2.927%, VR, 8/25/2024	260,000	260,193
3.027%, VR, 12/25/2027	520,000	515,750
3.077%, VR, 10/25/2024	260,000	262,685
3.077%, VR, 3/25/2028	255,000	252,546
3.277%, VR, 4/25/2028	654,000	654,512
3.727%, VR, 10/25/2027	413,000	384,706
4.427%, VR, 8/25/2024	472,000	443,054
4.577%, VR, 1/25/2025	250,000	242,015
4.977%, VR, 10/25/2024	461,000	444,235

		8,600,621

Commercial Mortgage Backed Securities – 3.8%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (b) (e)	199,078	199,950
BWAY Mortgage Trust 144A, 2.809%, 3/10/2033 (e)	197,852	199,436
Commercial Mortgage Trust, 3.630%, 10/10/2048	260,000	269,245
Commercial Mortgage Trust 144A, 3.424%, 3/10/2031 (e)	640,000	659,276
Commercial Mortgage Trust 144A, 3.726%, 3/10/2031 (e)	644,000	656,896
Morgan Stanley Baml Trust, 2.918%, 2/15/2046	360,000	364,700
Morgan Stanley Baml Trust, 3.102%, 5/15/2046	300,000	306,569
Morgan Stanley Baml Trust, 3.741%, 8/15/2047	300,000	315,871
Morgan Stanley Baml Trust, 3.892%, 6/15/2047	300,000	318,951
Morgan Stanley Baml Trust, 4.051%, 4/15/2047	300,000	322,723
Morgan Stanley Baml Trust, 4.217%, VR, 7/15/2046	150,000	163,439
Morgan Stanley Baml Trust, 4.259%, VR, 10/15/2046	300,000	329,182
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (e)	806,000	879,308

		4,985,546

Federal Home Loan Mortgage Corporation – 11.6%
849167, 2.948%, VR, 10/1/2043	635,769	655,688
A12413, 5.000%, 8/1/2033	40,898	45,433
A37619, 4.500%, 9/1/2035	327,246	356,539
A87874, 4.000%, 8/1/2039	110,120	119,024

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation (Continued)
A89148, 4.000%, 10/1/2039	$166,229	$178,037
A89384, 4.000%, 10/1/2039	212,812	227,928
A89729, 4.000%, 11/1/2039	104,628	112,061
A93101, 5.000%, 7/1/2040	197,375	217,793
A93996, 4.500%, 9/1/2040	90,393	98,455
A94362, 4.000%, 10/1/2040	255,901	276,648
A94742, 4.000%, 11/1/2040	42,363	45,719
A95084, 4.000%, 11/1/2040	42,196	45,240
A95085, 4.000%, 11/1/2040	349,531	374,419
A95796, 4.000%, 12/1/2040	166,422	178,273
A97047, 4.500%, 2/1/2041	183,279	199,654
FHR 3768 CB, 3.500%, 12/15/2025	343,000	368,288
FHR 3800 CB, 3.500%, 2/15/2026	383,000	418,152
FHR 3806 L, 3.500%, 2/15/2026	847,000	922,024
G01779, 5.000%, 4/1/2035	55,603	61,633
G01828, 4.500%, 4/1/2035	263,919	287,578
G01837, 5.000%, 7/1/2035	369,224	409,157
G01838, 5.000%, 7/1/2035	66,012	73,201
G02424, 5.500%, 12/1/2036	264,593	295,438
G04997, 5.000%, 1/1/2037	232,992	256,659
G05052, 5.000%, 10/1/2033	25,697	28,607
G06079, 6.000%, 7/1/2039	239,755	271,644
G06990, 5.500%, 8/1/2040	372,585	416,927
G08347, 4.500%, 6/1/2039	573,024	623,088
G08499, 3.000%, 7/1/2042	110,461	112,811
G08653, 3.000%, 7/1/2045	42,903	43,760
G08681, 3.500%, 12/1/2045 (d)	2,493,770	2,609,677
G14599, 2.500%, 11/1/2027	328,321	337,522
G30614, 3.500%, 12/1/2032	515,136	546,948
J17791, 3.000%, 1/1/2027	444,050	464,844
J20118, 2.500%, 8/1/2027	124,228	127,707
Q00291, 5.000%, 4/1/2041	169,379	186,611
Q01807, 4.500%, 7/1/2036	209,960	228,647
Q06160, 4.000%, 2/1/2037	74,045	79,233
Q17103, 4.000%, 6/1/2041	19,775	21,138
Q32916, 3.000%, 4/1/2045	743,214	758,352
Q33602, 3.000%, 5/1/2045	797,488	813,732
Z40004, 6.000%, 8/1/2036	40,815	46,492
FHLMC TBA 30 Yr, 3.500%, 2/11/2046 (c)	900,000	940,841
FHLMC TBA 30 Yr, 3.500%, 3/14/2046 (c)	400,000	417,152

		15,298,774

Federal National Mortgage Association – 35.1%
190370, 6.000%, 6/1/2036	181,651	206,202
469829, 2.720%, 12/1/2018 (d)	1,676,479	1,730,446
471333, 3.120%, 8/1/2022 (d)	1,886,795	1,979,428
471478, 2.610%, 8/1/2022 (d)	1,408,648	1,444,361
745044, 4.500%, 8/1/2035	76,119	83,332
745327, 6.000%, 3/1/2036	512,220	583,714
889529, 6.000%, 3/1/2038	87,209	99,773

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value
Federal National Mortgage Association (Continued)
890248, 6.000%, 8/1/2037	$42,215	$48,358
930672, 4.500%, 3/1/2039	273,654	301,705
932441, 4.000%, 1/1/2040	807,890	863,922
995082, 5.500%, 8/1/2037	154,892	174,627
995243, 4.500%, 8/1/2038	221,755	241,735
AA9846, 4.000%, 8/1/2039	133,199	142,436
AB1343, 4.500%, 8/1/2040	238,012	261,386
AB1763, 4.000%, 11/1/2030	49,160	52,986
AB4168, 3.500%, 1/1/2032	460,271	488,436
AB6472, 2.000%, 10/1/2027	414,383	418,941
AC1877, 4.500%, 9/1/2039	124,442	135,677
AC2817, 4.000%, 10/1/2039	65,920	70,506
AC5401, 5.000%, 10/1/2039	13,887	15,362
AC9564, 4.500%, 2/1/2040	95,997	105,320
AD1649, 4.000%, 3/1/2040	119,081	127,531
AD8033, 4.000%, 8/1/2040	43,544	46,679
AE0215, 4.000%, 12/1/2039	105,961	113,344
AE0216, 4.000%, 8/1/2040	237,180	254,159
AE0624, 4.000%, 11/1/2040	106,010	114,030
AE0625, 4.000%, 12/1/2040	124,351	135,144
AE4113, 4.000%, 10/1/2040	74,790	80,489
AE4192, 4.000%, 10/1/2040	365,791	395,509
AE5143, 4.000%, 11/1/2040	55,521	59,621
AI7951, 4.500%, 8/1/2036	98,740	107,887
AJ5974, 4.000%, 12/1/2036	73,504	78,798
AL0005, 4.500%, 1/1/2041	101,470	110,675
AL0049, 6.000%, 12/1/2035	91,779	104,848
AL1627, 4.500%, 9/1/2041	177,568	193,610
AM1381, 3.150%, 3/1/2028	437,670	450,917
AM2048, 2.810%, 1/1/2028	258,927	253,304
AM3278, 2.850%, 5/1/2023	726,054	752,228
AM4253, 3.220%, 9/1/2020	643,197	682,158
AM4796, 3.300%, 12/1/2023	761,596	805,149
AM5146, 3.470%, 1/1/2024	489,940	522,856
AM5197, 4.200%, 1/1/2030	1,188,860	1,323,265
AM6356, 3.210%, 7/1/2026	1,200,000	1,255,893
AM7067, 3.110%, 1/1/2021	2,093,472	2,205,059
AM7395, 2.950%, 11/1/2024	196,144	202,166
AM7598, 3.070%, 12/1/2024	1,432,639	1,488,636
AM7899, 3.130%, 2/1/2027	618,000	644,171
AM8035, 2.660%, 3/1/2027	305,000	302,362
AM8036, 2.660%, 3/1/2027	305,000	302,362
AM8066, 3.000%, 2/1/2027	611,225	626,754
AM8109, 2.700%, 2/1/2027	243,000	243,235
AM8134, 2.860%, 2/1/2027	315,077	319,439
AM8141, 2.780%, 3/1/2027	142,000	143,336
AM8148, 2.680%, 3/1/2027	1,000,000	1,000,498
AM8159, 2.810%, 2/1/2027	296,388	299,224
AM8317, 2.960%, 3/1/2025	1,432,447	1,470,126
AM8659, 2.880%, 4/1/2031	1,288,097	1,298,819
AM8958, 2.970%, 6/1/2030	287,000	287,050

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value
Federal National Mortgage Association (Continued)
AM9024, 2.970%, 6/1/2027	$505,000	$520,085
AM9239, 3.030%, 6/1/2025	993,080	1,023,369
AP9592, 3.500%, 10/1/2032	362,225	384,413
AR1524, 2.000%, 1/1/2028	342,199	345,938
AR9198, 3.000%, 3/1/2043	981,456	1,003,889
AS3608, 2.500%, 12/1/2043	399,105	395,362
AS6408, 3.500%, 1/1/2046 (d)	2,691,048	2,821,338
AW4685, 2.753%, VR, 5/1/2044	249,792	259,051
AY3370, 2.500%, 4/1/2045	299,415	296,605
MA0639, 4.000%, 2/1/2041	183,592	196,809
MA0919, 3.500%, 12/1/2031	25,905	27,488
MA0949, 3.500%, 1/1/2032	256,582	272,280
MA1630, 4.000%, 10/1/2033	264,476	285,675
FNMA TBA 30 Yr, 3.500%, 2/11/2046 (c)	2,421,000	2,535,666
FNMA TBA 30 Yr, 3.500%, 3/14/2046 (c)	2,300,000	2,403,275
FNMA TBA 30 Yr, 3.000%, 2/11/2046 (c)	4,490,000	4,583,633
FNMA TBA 30 Yr, 4.500%, 2/11/2046 (c)	300,000	326,156
FNMA TBA 30 Yr, 4.500%, 3/14/2046 (c)	200,000	217,027

		46,148,043

Government National Mortgage Association – 8.0%
GNMA II TBA 30 Yr, 3.500%, 2/22/2046 (c)	3,900,000	4,113,585
GNMA II TBA 30 Yr, 3.500%, 3/22/2046 (c)	1,800,000	1,894,360
GNMA II TBA 30 Yr, 3.000%, 2/22/2046 (c)	3,050,000	3,146,027
GNMA II TBA 30 Yr, 3.000%, 3/22/2046 (c)	1,300,000	1,335,344

		10,489,316

Total Mortgage Backed Securities (Cost $84,423,928)		85,522,300

Corporate Bonds and Notes – 35.3%
Communications – 6.5%
AT&T Inc
1.162%, VR, 3/11/2019	525,000	520,279
3.400%, 5/15/2025	500,000	479,955
4.750%, 5/15/2046	125,000	111,255
5.800%, 2/15/2019	130,000	143,649
CCO Safari II LLC senior secured note 144A, 6.484%, 10/23/2045 (e)	565,000	570,298
Charter Communications Operating LLC, term loan 1, 3.500%, 1/24/2023	300,000	300,219
Comcast Corp, 4.400%, 8/15/2035	415,000	418,514
Cox Communications Inc
144A, 4.800%, 2/1/2035 (e)	200,000	168,622
144A, 5.875%, 12/1/2016 (e)	175,000	180,477
DIRECTV Holdings LLC / DIRECTV Financing Co Inc, 3.950%, 1/15/2025	445,000	439,927
Gray Television Inc, term loan C, 4.750%, 6/13/2021	335,000	335,140
Interpublic Group of Cos Inc/The, 4.200%, 4/15/2024	250,000	250,061
Numericable US LLC, term loan B6, 4.750%, 2/10/2023	750,000	720,736

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value
Communications (Continued)
Sprint Communications Inc
144A, 7.000%, 3/1/2020 (e)	$125,000	$120,625
7.125%, 6/15/2024	125,000	85,000
Time Warner Cable Inc
4.000%, 9/1/2021	85,000	86,657
5.875%, 11/15/2040	200,000	183,639
6.750%, 7/1/2018	275,000	300,557
7.300%, 7/1/2038	450,000	479,493
Time Warner Inc
3.600%, 7/15/2025	325,000	316,119
6.100%, 7/15/2040	200,000	206,722
Univision Communications Inc, term loan C4, 4.000%, 3/1/2020	494,760	483,988
Verizon Communications Inc
3.850%, 11/1/2042	105,000	86,164
4.272%, 1/15/2036	375,000	335,795
4.672%, 3/15/2055	319,000	269,306
5.150%, 9/15/2023	426,000	472,034
Ziggo BV
Term loan B1, 3.500%, 1/15/2022	184,894	179,737
Term loan B2A, 3.508%, 1/15/2022	119,149	115,826
Term loan B3, 3.601%, 1/15/2022	195,957	190,492

		8,551,286

Consumer Discretionary – 4.5%
Delphi Automotive PLC
3.150%, 11/19/2020	240,000	240,447
4.150%, 3/15/2024	401,000	405,900
Energizer Holdings, Inc., term loan B, 3.250%, 6/30/2022	621,875	612,029
ERAC USA Finance LLC 144A, 3.850%, 11/15/2024 (e)	1,000,000	1,011,391
Galleria USA Inc., term loan B, 3.750%, 1/26/2023	410,000	408,719
Home Depot Inc/The, 5.950%, 4/1/2041	220,000	272,846
Lear Corp, 4.750%, 1/15/2023	173,000	175,595
Marriott International Inc/MD, 2.875%, 3/1/2021	500,000	502,975
Northeastern University, 5.285%, 3/1/2032	100,000	111,915
O’Reilly Automotive Inc
3.800%, 9/1/2022	155,000	160,982
3.850%, 6/15/2023	550,000	565,046
On Assignment Inc, term loan, 3.750%, 6/3/2022	399,224	399,224
Staples Inc, term loan B, 3.500%, 4/7/2021	160,000	158,722
United Rentals North America Inc senior secured note, 4.625%, 7/15/2023	500,000	486,875
Whirlpool Corp, 2.400%, 3/1/2019	475,000	479,775

		5,992,441

Consumer Staples – 2.1%
BJ’s Wholesale Club Inc, first lien term loan, 4.500%, 9/26/2019	495,376	471,580
Coty Inc, term loan B, 3.750%, 10/27/2022	205,000	204,616
JM Smucker Co/The
2.500%, 3/15/2020	45,000	45,277
4.250%, 3/15/2035	380,000	375,953

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

	Principal Amount		Value
Consumer Staples (Continued)
Mondelez International Inc
1.000%, 3/7/2022	400,000	EUR	$425,520
1.625%, 3/8/2027	350,000	EUR	351,261
2.375%, 3/6/2035	400,000	EUR	389,860
TreeHouse Foods Inc 144A, 6.000%, 2/15/2024 (e)	$530,000		546,563

			2,810,630

Financials – 12.3%
Air Lease Corp, 3.875%, 4/1/2021	225,000		225,563
American Express Credit Corp, 0.886%, VR, 9/22/2017	500,000		496,311
American Tower Corp
3.500%, 1/31/2023	281,000		274,798
5.000%, 2/15/2024	362,000		387,332
Aon PLC, 4.750%, 5/15/2045	225,000		222,201
Boston Properties LP, 3.650%, 2/1/2026	300,000		303,726
BPCE SA, 2.250%, 1/27/2020	500,000		501,588
Brandywine Operating Partnership LP, 4.550%, 10/1/2029	500,000		494,756
Capital One Financial Corp subordinated note, 4.200%, 10/29/2025	155,000		155,571
Cooperatieve Rabobank UA, 3.950%, 11/9/2022	375,000		384,460
Credit Agricole SA subordinated note 144A, 4.375%, 3/17/2025 (e)	495,000		479,932
Discover Financial Services, 3.750%, 3/4/2025	325,000		313,971
DTZ US Borrower LLC, first lien term loan, 4.250%, 11/4/2021	497,500		484,855
Duke Realty LP, 3.625%, 4/15/2023	200,000		199,341
Equinix Inc, term loan, 4.000%, 1/8/2023	155,000		155,145
Fifth Third Bancorp subordinated note, 8.250%, 3/1/2038	425,000		613,104
Fiserv Inc, 2.700%, 6/1/2020	175,000		174,962
Hartford Financial Services Group Inc/The junior secured note, 8.125%, VR, 6/15/2068	275,000		297,000
HCP Inc, 3.400%, 2/1/2025	325,000		306,313
Huntington National Bank/The, 1.700%, 2/26/2018	380,000		377,999
ING Bank NV 144A, 2.000%, 11/26/2018 (e)	500,000		500,104
Intesa Sanpaolo SpA, 2.375%, 1/13/2017	775,000		778,147
KeyBank NA/Cleveland OH, 1.650%, 2/1/2018	250,000		249,899
Kimco Realty Corp, 3.400%, 11/1/2022	160,000		162,071
Manufacturers & Traders Trust Co, 2.900%, 2/6/2025	295,000		289,139
MassMutual Global Funding II senior secured note 144A, 2.000%, 4/5/2017 (e)	562,000		568,033
Metropolitan Life Global Funding I 144A, 2.300%, 4/10/2019 (e)	750,000		755,539
Morgan Stanley
4.300%, 1/27/2045	110,000		103,730
3.950%, 4/23/2027	210,000		203,155
5.000%, 11/24/2025	700,000		739,591
National City Corp subordinated note, 6.875%, 5/15/2019	275,000		313,206
Regency Centers LP, 3.750%, 6/15/2024	300,000		306,861
Reinsurance Group of America Inc, 4.700%, 9/15/2023	164,000		173,298
Santander UK PLC subordinated note 144A, 5.000%, 11/7/2023 (e)	650,000		678,932
Standard Chartered PLC subordinated note 144A, 5.700%, 3/26/2044 (e)	250,000		245,950
Swedbank AB 144A, 2.200%, 3/4/2020 (e)	650,000		650,699
TIAA Asset Management Finance Co LLC 144A, 4.125%,11/1/2024 (e)	160,000		163,416

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value
Financials (Continued)
US Bancorp subordinated note, 3.600%, 9/11/2024	$493,000	$510,785
Ventas Realty LP, 3.500%, 2/1/2025	350,000	339,422
Vornado Realty LP, 2.500%, 6/30/2019	325,000	322,060
Voya Financial Inc, 5.650%, VR, 5/15/2053	130,000	126,750
Wachovia Corp subordinated note, 7.500%, 4/15/2035	500,000	660,263
Welltower Inc, 5.250%, 1/15/2022	400,000	437,939

		16,127,917

Health Care – 4.1%
Actavis Funding SCS
2.350%, 3/12/2018	500,000	502,556
3.000%, 3/12/2020	420,000	426,186
3.800%, 3/15/2025	280,000	284,626
Allina Health System, 4.805%, 11/15/2045	410,000	439,988
Celgene Corp, 3.875%, 8/15/2025	325,000	328,718
City of Hope senior secured note, 5.623%, 11/15/2043	250,000	291,072
Kaiser Foundation Hospitals, 3.500%, 4/1/2022	110,000	113,540
Memorial Sloan-Kettering Cancer Center, 4.200%, 7/1/2055	60,000	59,357
Mylan Inc, 2.600%, 6/24/2018	400,000	395,755
New York and Presbyterian Hospital/The, 4.024%, 8/1/2045	365,000	353,060
Ochsner Clinic Foundation, 5.897%, 5/15/2045	500,000	554,216
Perrigo Co PLC, 1.300%, 11/8/2016	875,000	869,178
Thermo Fisher Scientific Inc, 4.150%, 2/1/2024	265,000	274,763
Zimmer Biomet Holdings Inc, 1.450%, 4/1/2017	495,000	493,971

		5,386,986

Industrials – 1.7%
Canadian Pacific Railway Co, 4.500%, 1/15/2022	400,000	433,355
Illinois Tool Works Inc, 4.875%, 9/15/2041	175,000	196,101
Nortek Inc, term loan B, 3.500%, 10/30/2020	994,971	970,097
Ryder System Inc
2.350%, 2/26/2019	500,000	499,487
2.500%, 5/11/2020	145,000	143,561

		2,242,601

Materials – 0.4%
Ardagh Holdings USA Inc, incremental term loan, 4.000%, 12/17/2019	496,212	492,491

		492,491

Technology – 2.5%
Avago Technologies, term loan B1, 4.250%, 2/1/2023	970,000	955,854
CDW Finance Corp 5.000%, 9/1/2023	145,000	146,813
CDW LLC, term loan, 3.250%, 4/29/2020	494,913	487,047
NXP B.V., term loan B, 3.750%, 12/7/2020	540,000	539,373
QUALCOMM Inc, 3.450%, 5/20/2025	200,000	194,875
SS&C Technologies Holdings Inc, 144A, 5.875%, 7/15/2023 (e)	65,000	67,438

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

	Principal Amount	Value
Technology (Continued)
SS&C Technologies Inc.
Term loan B1, 4.007%, 7/8/2022	$330,769	$329,588
Term Loan B1, 4.018%, 7/8/2022	48,220	48,047
TSMC Global Ltd 144A, 1.625%, 4/3/2018 (e)	523,000	514,822

		3,283,857

Utilities – 1.2%
Calpine Corp., term loan B6, 4.000%, 1/15/2023	420,000	404,250
Consolidated Edison Co of New York Inc, 3.300%, 12/1/2024	700,000	717,002
Southern Power Co, 1.850%, 12/1/2017	500,000	501,200

		1,622,452

Total Corporate Bonds and Notes (Cost $47,276,762)		46,510,661

U.S. Government Agencies – 9.8%
FNMA, 1.375%, 1/28/2019 (d)	3,475,000	3,507,731
FNMA, 1.500%, 6/22/2020 (d)	7,650,000	7,694,447
FNMA, 5.625%, 7/15/2037 (d)	1,247,000	1,734,128

Total U.S. Government Agencies (Cost $12,904,505)		12,936,306

Municipal Bonds – 4.2%
Bay Area Toll Authority, 7.043%, 4/1/2050	125,000	176,174
City of Chicago IL, 6.207%, 1/1/2032	250,000	237,815
Hillsborough County Aviation Authority, 3.549%, 10/1/2022	190,000	194,402
Los Angeles County Public Works Financing Authority, 7.488%, 8/1/2033	290,000	401,578
Massachusetts Health & Educational Facilities Authority, 6.432%, 10/1/2035	420,000	504,701
New Jersey Turnpike Authority, 7.102%, 1/1/2041	225,000	319,392
Oregon Health & Science University, 5.000%, 7/1/2045	650,000	717,282
Pennsylvania Industrial Development Authority 144A, 3.556%, 7/1/2024 (e)	505,000	513,489
Puerto Rico Commonwealth Government Employees Retirement System, 6.150%, 7/1/2038	675,000	192,375
State of California, 7.625%, 3/1/2040	525,000	772,496
State of Illinois
5.100%, 6/1/2033	335,000	316,863
5.365%, 3/1/2017	385,000	399,796
5.665%, 3/1/2018	115,000	122,202
5.877%, 3/1/2019	175,000	189,247
Washington State Housing Finance Commission 144A, 4.375%, 1/1/2021 (e)	400,000	405,648

Total Municipal Bonds (Cost $5,516,583)		5,463,460

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

	Principal Amount		Value
Asset Backed Securities – 0.4%
SBA Tower Trust 144A, 3.869%, VR, 10/15/2049 (e)	$500,000		$511,413

Total Asset Backed Securities (Cost $500,000)			511,413

Foreign Government & Agency Securities – 0.5%
Poland Government Bond, 3.250%, 7/25/2025	285,000	PLN	71,460
Uruguay Government International Bond, 4.375%, 12/15/2028	6,914,928	UYU	199,621
Uruguay Government International Bond, 5.100%, 6/18/2050	375,000		325,313

Total Foreign Government & Agency Securities (Cost $741,201)			596,394

Total Investments – 115.2% (Cost $151,362,979) (a)			151,540,534

Other Liabilities, less assets – (15.2)%			(19,956,170)

Net Assets – 100.0%			$131,584,364

(a) The aggregate cost for book and federal income purposes is $151,504,119. The aggregate gross unrealized appreciation is $1,864,960, and the aggregate gross unrealized depreciation is $1,828,545, resulting in net unrealized appreciation of $36,415.

(b) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

(c) A portion or all of the security was purchased as a when issued or delayed delivery security.

(d) A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.

(e) This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

The principal amount is stated in U.S. dollars unless otherwise indicated.

TBA — To Be Announced

VR — Variable interest rate. Rate shown is that on January 31, 2016.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

UYU — Uruguayan Peso

EUR — Euro

PLN — Polish Zloty

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

At January 31, 2016, the Fund had the following forward currency contracts outstanding.

Counterparty	Currency	Contract Type	Settlement Date	Value	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	Sell	3/16/2016	$1,245,720	$18,049	$-
Bank of America N.A.	PLN	Sell	3/16/2016	72,202	2,148	-
Citibank N.A.	GBP	Sell	3/16/2016	5,674	400	-
HSBC Bank USA	UYU	Sell	3/3/2016	94,313	1,462	-
HSBC Bank USA	UYU	Sell	3/16/2016	23,347	431	-
HSBC Bank USA	UYU	Sell	3/16/2016	34,037	358	-
HSBC Bank USA	UYU	Sell	3/16/2016	39,841	-	(14)

					$22,848	$(14)

At January 31, 2016, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Euro-Bund 10 yr (Short)	7	$1,237,270	3/8/2016	$-	$(30,572)

				$-	$(30,572)

At January 31, 2016, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.500%	Morgan Stanley/LCH	06/15/46	$2,835,000	$25,075	$-
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.250%	Morgan Stanley/LCH	06/15/26	2,765,000	-	(14,777)
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.750%	Morgan Stanley/LCH	09/16/25	7,052,000	-	(253,787)
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 3.000%	Morgan Stanley/LCH	9/18/2045	2,385,000	183,267	-

				$208,342	$(268,564)

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

At January 31, 2016, the Fund had the following interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	1.805%	USA-CPI-U	9/23/2025	$6,110,000	$-	$(103,135)
Morgan Stanley & Co. International PLC	2.145%	USA-CPI-U	9/23/2025	700,000	-	(6,449)

					$-	$(109,584)

At January 31, 2016, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
CDX-NAIG Series 25, Version 1, 5 Year Index	Morgan Stanley/CME	1.00%	12/20/2020	$3,194,000	$15,565	$-
CDX-NAHY Series 25, Version 1, 5 Year Index	Morgan Stanley/CME	5.00%	12/20/2020	3,928,000	18,561	-
iTraxx Europe Series 24, Version 1, 5 Year Index (EUR)	Morgan Stanley/ICE	1.00%	12/20/2020	371,000	-	(1,114)
iTraxx Europe Crossover Series 24, Version 1, 5 Year Index (EUR)	Morgan Stanley/ICE	5.00%	12/20/2020	813,000	13,553	-

					$47,679	$(1,114)

At January 31, 2016, the Fund had the following OTC credit default swap contracts outstanding.

Description	Counterparty	Upfront Premium Received (Paid)	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
CMBX NA AAA.8	Credit Suisse International	58,815	0.50%	10/17/2057	$1,658,000	$-	(40,028)
CMBX NA AAA.8	Morgan Stanley & Co. International PLC	51,413	0.50%	10/17/2057	985,000	-	(7,309)

						$-	$(47,337)

LCH — London Clearing House

CME — Chicago Mercantile Exchange

ICE — Intercontinental Exchange

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the fund after holding them less than 30 days and sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2015, and held through January 31, 2016.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned ‘‘Actual Expenses’’ below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading ‘‘Expenses Paid During Period’’ in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2015	Ending Account Value as of 1/31/2016	Expenses Paid During Period 8/1/2015 – 1/31/2016
Domini Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$867.96	$5.31[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.45	$5.74[1]
Domini Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$867.90	$5.55[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.20	$6.00[1]
Domini Social Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$869.30	$3.76[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.11	$4.07[1]
Domini Social Equity Fund Class R Shares	Actual Expenses	$1,000.00	$868.60	$3.86[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.01	$4.17[1]
Domini International Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$885.80	$7.37[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.32	$7.88[2]
Domini International Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$885.70	$7.36[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.33	$7.88[2]
Domini International Social Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$886.60	$5.37[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.45	$5.74[2]
Domini Social Bond Fund Investor Shares	Actual Expenses	$1,000.00	$1,013.20	$4.81[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.36	$4.82[3]
Domini Social Bond Fund Institutional Shares	Actual Expenses	$1,000.00	$1,014.70	$3.29[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.87	$3.30[3]

1 Expenses are equal to the Fund’s annualized expense ratio of 1.13% for Investor shares, or 1.18% for Class A shares, or 0.80% for Institutional Class, or 0.82% for Class R shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

2 Expenses are equal to the Fund’s annualized expense ratio of 1.55% for Investor shares, or 1.55% for Class A shares, or 1.13% for Institutional shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

3 Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Investor Shares, or 0.65% for Institutional Class, multiplied by average account value over the period, multiplied by 184, and divided by 366.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

	Domini Social Equity Fund	Domini International Social Equity Fund
ASSETS
Investments at value (cost $881,844,217, and $508,460,762, respectively)	$862,631,627	$497,073,648
Cash	5,186,032	16,271,994
Foreign currency, at value (cost $0, and $190,492, respectively)	-	190,490
Receivable for securities sold	-	14,030,428
Receivable for capital shares	807,187	3,119,545
Dividend receivable	983,438	440,186
Tax reclaim receivable	2,685	245,559

Total assets	869,610,969	531,371,850

LIABILITIES
Payable for securities purchased	-	24,466,794
Payable for capital shares	512,092	433,669
Management /Sponsorship fee payable	555,226	395,833
Distribution fee payable	131,676	75,160
Other accrued expenses	157,510	243,597
Foreign tax payable	6,878	73,400

Total liabilities	1,363,382	25,688,453

NET ASSETS	$868,247,587	$505,683,397

NET ASSETS CONSIST OF
Paid-in capital	$887,518,074	$537,198,597
Undistributed net investment income (loss)	197,445	(3,882,731)
Accumulated net realized gain (loss)	(254,976)	(16,201,197)
Net unrealized appreciation (depreciation)	(19,212,956)	(11,431,272)

NET ASSETS	$868,247,587	$505,683,397

NET ASSET VALUE PER SHARE
Investor Shares
Net assets	$617,947,589	$329,333,087

Outstanding shares of beneficial interest	16,656,707	47,529,212

Net asset value and offering price per share*	$37.10	$6.93

Class A Shares
Net assets	$7,759,108	$50,256,590

Outstanding shares of beneficial interest	1,153,552	6,904,215

Net asset value*	$6.73	$7.28

Maximum offering price per share (net asset value per share / (1-4.75%))	$7.07	$7.64

Institutional shares
Net assets	$197,236,577	$126,093,720

Outstanding shares of beneficial interest	9,811,287	18,182,443

Net asset value and offering price per share*	$20.10	$6.93

Class R shares
Net assets	$45,304,313

Outstanding shares of beneficial interest	7,929,954

Net asset value and offering price per share*	$5.71

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

For the Year Ended January 31, 2016 (Unaudited)

	Domini Social Equity Fund	Domini International Social Equity Fund
INCOME
Dividends (net of foreign taxes $35,902, and $240,066, respectively)	$17,526,070	$3,085,866

Investment Income	17,526,070	3,085,866

EXPENSES
Management /Sponsorship fees	3,626,629	2,243,176
Distribution fees – Investor shares	861,370	389,812
Distribution fees – Class A shares	11,547	64,735
Transfer agent fees – Investor shares	263,973	241,230
Transfer agent fees – Class A shares	5,994	49,274
Transfer agent fees – Institutional shares	2,813	921
Transfer agent fees – Class R shares	1,251	-
Custody and Accounting fees	88,982	225,591
Registration fees – Investor shares	6,640	30,651
Registration fees – Class A shares	13,194	17,553
Registration fees – Institutional shares	16,112	14,072
Registration fees – Class R shares	2,050	-
Shareholder Service fees – Investor shares	31,818	15,922
Shareholder Service fees – Class A shares	585	5,197
Shareholder Service fees – Institutional shares	95	67
Shareholder Service fees – Class R shares	111	-
Miscellaneous	44,022	52,838
Shareholder Communication fees	35,304	27,223
Trustees fees	30,938	13,091
Professional fees	12,607	12,916

Total expenses	5,056,035	3,404,269
Fees waived and expenses reimbursed	(22,724)	(26,489)

Net expenses	5,033,311	3,377,780

NET INVESTMENT INCOME (LOSS)	12,492,759	(291,914)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	11,648,901	(15,407,044)
Foreign Currency	(2,162)	(10,201)

Net realized gain (loss)	11,646,739	(15,417,245)
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(158,969,944)	(39,725,808)
Translation of assets and liabilities in foreign currencies	(366)	(21,080)

Net change in unrealized appreciation (depreciation)	(158,970,310)	(39,746,888)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(147,323,571)	(55,164,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(134,830,812)	(55,456,047)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,492,759	$13,539,224
Net realized gain (loss)	11,646,739	92,548,118
Net change in unrealized appreciation (depreciation)	(158,970,310)	(45,605,130)

Net Increase (Decrease) in Net Assets Resulting from Operations	(134,830,812)	60,482,212

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income:
Investor shares	(4,779,029)	(5,839,994)
Class A shares	(412,719)	(352,333)
Institutional shares	(4,340,024)	(5,504,132)
Class R shares	(2,763,542)	(2,594,759)
Distributions to shareholders from net realized gain:
Investor shares	(34,944,459)	(55,159,394)
Class A shares	(2,048,824)	(2,168,581)
Institutional shares	(19,710,187)	(31,125,508)
Class R shares	(12,600,332)	(14,604,269)
Tax return of capital distribution	-	-

Net Decrease in Net Assets from Distributions and/or Dividends	(81,599,116)	(117,348,970)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	37,679,873	317,266,675
Net asset value of shares issued in reinvestment of distributions and dividends	79,667,802	113,977,505
Payments for shares redeemed	(87,484,914)	(334,636,854)
Redemption fees	4,506	31,945

Net Increase (Decrease) in Net Assets from Capital Share Transactions	29,867,267	96,639,271

Total Increase (Decrease) in Net Assets	(186,562,661)	39,772,513

NET ASSETS
Beginning of period	$1,054,810,248	$1,015,037,735

End of period	$868,247,587	$1,054,810,248

Undistributed net investment income (loss)	$197,445	$-

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	(291,914)	4,754,880
Net realized gain (loss)	(15,417,245)	18,710,844
Net change in unrealized appreciation (depreciation)	(39,746,888)	(6,634,368)

Net Increase (Decrease) in Net Assets Resulting from Operations	(55,456,047)	16,831,356

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income:
Investor shares	(1,070,419)	(3,317,129)
Class A shares	(199,227)	(452,610)
Institutional shares	(790,769)	(931,537)
Class R shares	-	-
Distributions to shareholders from net realized gain:
Investor shares	(8,095,893)	(12,803,955)
Class A shares	(1,288,949)	(1,634,594)
Institutional shares	(2,922,571)	(2,498,323)
Class R shares	-	-
Tax return of capital distribution	-	-

Net Decrease in Net Assets from Distributions and/or Dividends	(14,367,828)	(21,638,148)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	225,064,838	178,596,205
Net asset value of shares issued in reinvestment of distributions and dividends	11,516,358	17,468,149
Payments for shares redeemed	(92,621,524)	(60,782,210)
Redemption fees	6,207	4,493

Net Increase (Decrease) in Net Assets from Capital Share Transactions	143,965,879	135,286,637

Total Increase (Decrease) in Net Assets	74,142,004	130,479,845

NET ASSETS
Beginning of period	$431,541,393	$301,061,548

End of period	$505,683,397	$431,541,393

Undistributed net investment income (loss)	$(3,882,731)	$(1,530,402)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015		2014		2013		2012		2011
For a share outstanding for the period:
Net asset value, beginning of period	$45.38		$46.82		$39.22		$32.66		$31.56		$26.00

Income from investment operations:
Net investment income (loss)	0.52		0.52	[5]	0.39		0.37		0.36		0.27
Net realized and unrealized gain (loss) on investments	(6.30)		1.86		7.47		6.43		0.95		5.44

Total income from investment operations	(5.78)		2.38		7.86		6.80		1.31		5.71

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.30)		(0.36)		(0.26)		(0.24)		(0.21)		(0.15)
Distributions to shareholders from net realized gain	(2.20)		(3.46)		-		-		-		-

Total distributions	(2.50)		(3.82)		(0.26)		(0.24)		(0.21)		(0.15)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$37.10		$45.38		$46.82		$39.22		$32.66		$31.56

Total return [2]	-13.20%		5.21%		20.07%		20.87%		4.15%		22.01%
Portfolio turnover	40%		103%		86%		97%		94%		87%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$618		$752		$699		$625		$546		$561
Ratio of net expenses to average net assets	1.13%		1.16%		1.20%		1.24%	[4]	1.25%	[3,4]	1.23%	[3,4]
Ratio of gross expenses to average net assets	1.13%		1.16%		1.20%		1.24%		1.26%		1.23%
Ratio of net investment income (loss) to average net assets	2.49%		1.10%		0.80%		0.96%		1.06%		0.72%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.24%, 1.25% and 1.23% for the years ended July 31, 2013, 2012 and 2011, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015		2014		2013		2012		2011
For a share outstanding for the period:
Net asset value, beginning of period	$10.54		$13.87		$11.84		$10.16		$10.12		$8.51

Income from investment operations:
Net investment income (loss)	0.26		0.12	[5]	0.25		0.22		0.37		0.07
Net realized and unrealized gain (loss) on investments	(1.43)		0.53		2.12		1.86		0.05		1.80

Total income from investment operations	(1.17)		0.65		2.37		2.08		0.42		1.87

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.44)		(0.52)		(0.34)		(0.40)		(0.38)		(0.26)
Distributions to shareholders from net realized gain	(2.20)		(3.46)		-		-		-		-

Total distributions	(2.64)		(3.98)		(0.34)		(0.40)		(0.38)		(0.26)

Redemption fee proceeds	-		-		-		-		-		-

Net asset value, end of period	$6.73		$10.54		$13.87		$11.84		$10.16		$10.12

Total return [2]	-13.21%		5.19%		20.17%		20.88%		4.20%		22.16%
Portfolio turnover	40%		103%		86%		97%		94%		87%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$8		$11		$8		$5		$4		$2
Ratio of net expenses to average net assets	1.18%	[3]	1.18%	[3]	1.18%	[3]	1.18%	[3,4]	1.18%	[3,4]	1.18%	[3,4]
Ratio of gross expenses to average net assets	1.48%		1.39%		1.54%		1.74%		2.09%		2.54%
Ratio of net investment income (loss) to average net assets	2.39%		1.06%		0.83%		1.02%		1.09%		0.76%

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.18%, 1.18% and 1.18% for the years ended July 31, 2013, 2012 and 2011 respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015		2014		2013		2012		2011
For a share outstanding for the period:
Net asset value, beginning of period	$25.95		$28.49		$23.94		$20.12		$19.65		$16.26

Income from investment operations:
Net investment income (loss)	0.39		0.40	[5]	0.32		0.29		0.33		0.23
Net realized and unrealized gain (loss) on investments	(3.56)		1.11		4.60		3.96		0.57		3.42

Total income from investment operations	(3.17)		1.51		4.92		4.25		0.90		3.65

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.48)		(0.59)		(0.37)		(0.43)		(0.43)		(0.26)
Distributions to shareholders from net realized gain	(2.20)		(3.46)		-		-		-		-

Total distributions	(2.68)		(4.05)		(0.37)		(0.43)		(0.43)		(0.26)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	-		-

Net asset value, end of period	$20.10		$25.95		$28.49		$23.94		$20.12		$19.65

Total return [2]	-13.07%		5.56%		20.59%		21.36%		4.62%		22.55%
Portfolio turnover	40%		103%		86%		97%		94%		87%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$197		$237		$260		$216		$182		$143
Ratio of net expenses to average net assets	0.80%	[3]	0.80%	[3]	0.80%	[3]	0.80%	[3,4]	0.80%	[3,4]	0.80%	[3,4]
Ratio of gross expenses to average net assets	0.81%		0.80%		0.81%		0.81%		0.83%		0.82%
Ratio of net investment income (loss) to average net assets	2.83%		1.47%		1.19%		1.41%		1.49%		1.17%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.80%, 0.80%, and 0.80% for the years ended July 31, 2013, 2012 and 2011, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — CLASS R SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015		2014		2013		2012		2011
For a share outstanding for the period:
Net asset value, beginning of period	$9.40		$12.81		$10.94		$9.41		$9.40		$7.91

Income from investment operations:
Net investment income (loss)	0.60		0.15	[5]	1.00		(0.03)		1.16		(1.15)
Net realized and unrealized gain (loss) on investments	(1.61)		0.49		1.23		1.98		(0.74)		2.90

Total income from investment operations	(1.01)		0.64		2.23		1.95		0.42		1.75

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.48)		(0.59)		(0.36)		(0.42)		(0.41)		(0.26)
Distributions to shareholders from net realized gain	(2.20)		(3.46)		-		-		-		-

Total distributions	(2.68)		(4.05)		(0.36)		(0.42)		(0.41)		(0.26)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$5.71		$9.40		$12.81		$10.94		$9.41		$9.40

Total return [2]	-13.14%		5.55%		20.52%		21.21%		4.58%		22.29%
Portfolio turnover	40%		103%		86%		97%		94%		87%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$45		$55		$49		$28		$26		$16
Ratio of net expenses to average net assets	0.82%		0.85%		0.90%		0.90%	[4]	0.90%	[3,4]	0.85%	[3,4]
Ratio of gross expenses to average net assets	0.82%		0.85%		0.90%		0.90%		0.91%		0.85%
Ratio of net investment income (loss) to average net assets	2.81%		1.41%		1.07%		1.31%		1.38%		1.16%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Sponsor, of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.90%, 0.90%, and 0.85% for the years ended July 31, 2013, 2012 and 2011, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015		2014		2013		2012		2011
For a share outstanding for the period:
Net asset value, beginning of period	$8.05		$8.26		$7.67		$5.98		$7.43		$6.24

Income from investment operations:
Net investment income (loss)	-		0.13		0.14		0.11		0.09		0.13
Net realized and unrealized gain (loss) on investments	(0.91)		0.20		0.85		1.64		(1.04)		1.18

Total income from investment operations	(0.91)		0.33		0.99		1.75		(0.95)		1.31

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.02)		(0.11)		(0.25)		(0.06)		(0.28)		(0.12)
Distributions to shareholders from net realized gain	(0.19)		(0.43)		(0.15)		-		(0.20)		-
Tax return of capital [5]	-		-		-		-		(0.02)		-

Total distributions	(0.21)		(0.54)		(0.40)		(0.06)		(0.50)		(0.12)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$6.93		$8.05		$8.26		$7.67		$5.98		$7.43

Total return [2]	-11.42%		4.65%		13.15%		29.26%		-12.38%		21.10%
Portfolio turnover	45%		88%		86%		87%		110%		84%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$329		$320		$232		$160		$127		$137
Ratio of net expenses to average net assets	1.55%		1.59%		1.60%	[3]	1.60%	[3,4]	1.60%	[3,4]	1.60%	[3,4]
Ratio of gross expenses to average net assets	1.55%		1.59%		1.62%		1.68%		1.74%		1.70%
Ratio of net investment income (loss) to average net assets	-0.21%		1.32%		1.43%		1.70%		1.64%		1.75%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.60%, 1.60% and 1.60% for the years ended July 31, 2013, 2012 and 2011, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015		2014		2013		2012		2011
For a share outstanding for the period:
Net asset value, beginning of period	$8.45		$8.64		$8.00		$6.24		$7.73		$6.50

Income from investment operations:
Net investment income (loss)	(0.01)		0.14		0.14		0.12		0.14		0.14
Net realized and unrealized gain (loss) on investments	(0.94)		0.21		0.90		1.71		(1.12)		1.22

Total income from investment operations	(0.95)		0.35		1.04		1.83		(0.98)		1.36

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.03)		(0.11)		(0.25)		(0.07)		(0.29)		(0.13)
Distributions to shareholders from net realized gain	(0.19)		(0.43)		(0.15)		-		(0.20)		-
Tax return of capital [5]	-		-		-		-		(0.02)		-

Total distributions	(0.22)		(0.54)		(0.40)		(0.07)		(0.51)		(0.13)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	-		-		-

Net asset value, end of period	$7.28		$8.45		$8.64		$8.00		$6.24		$7.73

Total return [2]	-11.43%		4.71%		13.16%		29.30%		-12.26%		21.05%
Portfolio turnover	45%		88%		86%		87%		110%		84%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$50		$51		$29		$13		$6		$4
Ratio of net expenses to average net assets	1.55%	[3]	1.57%	[3]	1.57%	[3]	1.57%	[3,4]	1.57%	[3,4]	1.57%	[3,4]
Ratio of gross expenses to average net assets	1.64%		1.68%		1.82%		2.13%		2.33%		2.42%
Ratio of net investment income (loss) to average net assets	-0.20%		1.46%		1.51%		1.91%		1.85%		1.82%

1 Amount represents less than 0.005 per share.

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.57%, 1.57%, and 1.57% for the years ended July 31, 2013, 2012 and 2011, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,				For the Period November 30, 2012 (commencement of operations) through July 31, 2013
			2015		2014
For a share outstanding for the period:
Net asset value, beginning of period	$8.07		$8.28		$7.66		$6.59

Income from investment operations:
Net investment income (loss)	0.02		0.16		0.13		0.11
Net realized and unrealized gain (loss) on investments	(0.92)		0.21		0.89		1.04

Total income from investment operations	(0.90)		0.37		1.02		1.15

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.05)		(0.15)		(0.25)		(0.08)
Distributions to shareholders from net realized gain	(0.19)		(0.43)		(0.15)		-

Total distributions	(0.24)		(0.58)		(0.40)		(0.08)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	-

Net asset value, end of period	$6.93		$8.07		$8.28		$7.66

Total return [2]	-11.34%		5.24%		13.60%		17.50%
Portfolio turnover	45%		88%		86%		87%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$126		$61		$39		$25
Ratio of net expenses to average net assets [3]	1.13%	[3]	1.15%	[3]	1.16%		1.25%	[3,4]
Ratio of gross expenses to average net assets	1.14%		1.15%		1.16%		1.25%
Ratio of net investment income (loss) to average net assets	0.17%		1.78%		1.82%		2.40%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.25% for the period ended July 31, 2013.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Social Bond Fund are included on page 66 of this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. Class R shares of the Domini Social Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Social Equity Fund commenced on November 28, 2008. The Domini International Social Equity Fund offers Investor shares, Class A shares and Institutional Shares. Class A and Institutional shares of the Domini International Social Equity Fund were not offered prior to November 28, 2008 and November 30, 2012, respectively. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R and Institutional shares are not subject to distribution and service fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of January 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$95,933,556	$-	$-	$95,933,556
Consumer Staples	72,836,461	-	-	72,836,461
Energy	27,639,989	-	-	27,639,989
Financials	154,000,182	-	-	154,000,182
Health Care	109,749,555	-	-	109,749,555
Industrials	90,606,176	-	-	90,606,176
Information Technology	207,419,323	-	-	207,419,323
Materials	32,749,569	-	-	32,749,569
Telecommunication Services	43,438,988	-	-	43,438,988
Utilities	28,257,828	-	-	28,257,828

Total	$862,631,627	$-	$-	$862,631,627

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of January 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$1,042,061	$85,082,467	$-	$86,124,528
Consumer Staples	-	48,873,422	-	48,873,422
Energy	3,932,665	5,697,899	-	9,630,564
Financials	6,897,157	126,351,817	-	133,248,974
Health Care	-	44,625,412	-	44,625,412
Industrials	1,184,662	77,359,012	-	78,543,674
Information Technology	2,792,533	35,173,297	-	37,965,830
Materials	-	24,724,126	-	24,724,126
Telecommunication Services	3,014,399	25,554,843	-	28,569,242
Utilities	-	3,107,229	-	3,107,229
Preferred Stocks
Financials	-	1,014,509	-	1,014,509
Utilities	-	646,138	-	646,138

Total	$18,863,477	$478,210,171	$-	$497,073,648

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund

Investments in Securities
Balance as of July 31, 2015	$-
Realized Gain (loss)	-
Change in unrealized appreciation (depreciation)	(114,861)
Purchases	-
Sales	-
Transfers in and/or out of Level Three	114,861

Balance as of January 31, 2016	$-

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2016:	$-

For the Domini International Social Equity Fund transfers from Level 1 to Level 3 included securities valued at $3,815,186 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $3,700,325 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Domini Social Equity Fund had no open foreign currency spot contracts and the Domini International Social Equity Fund had $11,271,935 outstanding as of January 31, 2016.

(D) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund are usually declared and paid semiannually from net investment income. Dividends to shareholders of the Domini Social Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities rising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. Domini is registered as an investment advisor under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.30% of the first $2 billion of net assets managed,
0.29% of the next $1 billion of net assets managed, and
0.28% of net assets managed in excess of $3 billion

Domini International Social Equity Fund	1.00% of the first $250 million of net assets managed,
0.94% of the next $250 million of net assets managed, and
0.88% of net assets managed in excess of $500 million

Pursuant to a Sponsorship Agreement (with respect to the Domini Social Equity Fund) Domini provides the Funds with the administrative personnel and services necessary to operate the Funds. In addition to general administrative services and facilities for the Funds similar to those provided by Domini under the Management Agreements, Domini answers questions from the general

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

public and the media regarding the securities holdings of the Funds. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Funds at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2015, Domini reduced its fees and reimbursed expenses to the extent necessary to keep the aggregate annual operating expenses of the Domini Social Equity Fund (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 1.25%, 1.18%, 0.80%, and 0.90% of the average daily net assets representing Investor shares, Class A shares, Institutional shares and Class R shares, respectively. Similar arrangements were in effect for prior periods. The waivers currently in effect are contractual and in effect until November 30, 2016, absent an earlier modification by the Board of Trustees which oversees the Funds. Effective November 30, 2015, Domini reduced its fees and reimbursed expenses to the extent necessary to keep the aggregate annual operating expenses of the Domini International Social Equity Fund (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) no greater than 1.60%, 1.57% and 1.27% of the average daily net assets representing Investor shares, Class A shares and Institutional Shares, respectively. Similar arrangements were in effect for prior periods. The waivers currently in effect are contractual and in effect until November 30, 2015, absent an earlier modification by the Board of Trustees which oversees the Funds.

For the six months ended January 31, 2016, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Social Equity Fund	$-	$11,175
Domini International Social Equity Fund	$-	$4,725

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Funds on a day-to-day basis pursuant to Submanagement Agreements with Domini.

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Funds in

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares.

For the six months ended January 31, 2016, fees waived were as follows:

FEES WAIVED

Domini Social Equity Fund Investor shares	$-
Domini Social Equity Fund Class A shares	11,549
Domini International Social Equity Fund Investor shares	-
Domini International Social Equity Fund Class A shares	21,764

DSIL Investment Services, LLC, (DSIL) the Funds’ Distributor, has received commissions related to the sales of fund shares. For the six months ended January 31, 2016, DSIL received $1,632, and $6,880 from the Domini Social Equity Fund Class A Shares, and the Domini International Social Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Domini Social Equity Fund, and Domini International Social Equity Fund and their shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2016 there were no fees waived.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2016, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Social Equity Fund	$382,048,304	$418,748,889
Domini International Social Equity Fund	331,472,557	202,403,100

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

4. SUMMARY OF SHARE TRANSACTIONS

	Six Months Ended		Year Ended
	January 31, 2016		July 31, 2015
	Shares	Amount	Shares	Amount

Domini Social Equity Fund

Investor Shares
Shares sold	529,693	$21,943,187	4,919,681	$230,401,582
Shares issued in reinvestment of dividends and distributions	946,510	38,418,400	1,321,167	59,108,325
Shares redeemed	(1,398,707)	(58,632,042)	(4,586,521)	(215,768,003)
Redemption fees	-	3,902	-	21,386

Net increase (decrease)	77,496	$1,733,447	1,654,327	$73,763,290

Class A Shares
Shares sold	85,940	$760,309	293,683	$3,398,979
Shares issued in reinvestment of dividends and distributions	316,384	2,343,683	224,314	2,354,011
Shares redeemed	(248,711)	(2,125,954)	(75,217)	(845,051)
Redemption fees	-	-	-	-

Net increase (decrease)	153,613	$978,038	442,780	$4,907,939

Institutional Shares
Shares sold	510,377	$12,037,270	2,511,814	$70,252,201
Shares issued in reinvestment of dividends and distributions	1,076,986	23,721,138	1,384,664	35,496,915
Shares redeemed	(913,573)	(21,504,763)	(3,878,184)	(108,124,338)
Redemption fees	-	571	-	8,947

Net increase (decrease)	673,790	$14,254,216	18,294	$(2,366,275)

Class R Shares
Shares sold	372,793	$2,939,107	1,185,006	$13,213,913
Shares issued in reinvestment of dividends and distributions	2,410,670	15,184,581	1,818,821	17,018,254
Shares redeemed	(681,183)	(5,222,155)	(977,952)	(9,899,462)
Redemption fees	-	33	-	1,612

Net increase (decrease)	2,102,280	$12,901,566	2,025,875	$20,334,317

Total
Shares sold	1,498,803	$37,679,873	8,910,184	$317,266,675
Shares issued in reinvestment of dividends and distributions	4,750,550	79,667,802	4,748,966	113,977,505
Shares redeemed	(3,242,174)	(87,484,914)	(9,517,874)	(334,636,854)
Redemption fees	-	4,506	-	31,945

Net increase (decrease)	3,007,179	$29,867,267	4,141,276	$96,639,271

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

	Six Months Ended		Year Ended
	January 31, 2016		July 31, 2015
	Shares	Amount	Shares	Amount

Domini International Social Equity Fund

Investor Shares
Shares sold	17,265,709	$128,379,377	16,372,746	$130,089,169
Shares issued in reinvestment of dividends and distributions	1,114,990	8,139,425	1,707,727	12,562,297
Shares redeemed	(10,589,320)	(77,593,988)	(6,496,687)	(51,313,894)
Redemption fees	-	2,785	-	3,710

Net increase (decrease)	7,791,379	$58,927,599	11,583,786	$91,341,282

Class A Shares
Shares sold	1,859,234	$14,468,242	3,098,686	$25,723,268
Shares issued in reinvestment of dividends and distributions	186,839	1,433,055	256,092	1,980,338
Shares redeemed	(1,165,728)	(8,690,975)	(722,865)	(5,890,145)
Redemption fees	-	369	-	763

Net increase (decrease)	880,345	$7,210,691	2,631,913	$21,814,224

Institutional Shares
Shares sold	11,265,115	$82,217,219	2,830,689	$22,783,768
Shares issued in reinvestment of dividends and distributions	266,285	1,943,878	397,421	2,925,514
Shares redeemed	(855,466)	(6,336,561)	(463,594)	(3,578,171)
Redemption fees	-	3,053	-	20

Net increase (decrease)	10,675,934	$77,827,589	2,764,516	$22,131,131

Total
Shares sold	30,390,058	$225,064,838	22,302,121	$178,596,205
Shares issued in reinvestment of dividends and distributions	1,568,114	11,516,358	2,361,240	17,468,149
Shares redeemed	(12,610,514)	(92,621,524)	(7,683,146)	(60,782,210)
Redemption fees	-	6,207	-	4,493

Net increase (decrease)	19,347,658	$143,965,879	16,980,215	$135,286,637

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

5. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2015, is as follows:

	Domini Social Equity Fund	Domini International Social Equity Fund

Undistributed ordinary income	$5,775,346	$3,383,338
Undistributed long term capital gains	52,344,014	10,984,484
Capital losses, other losses and other temporary differences	-	(340,164)
Unrealized appreciation/(depreciation)	139,040,080	24,281,017

Distributable net earnings/(deficit)	$197,159,440	$38,308,675

The difference between components of Distributable Earnings on a tax basis and the amounts reflected in the statement of assets and liabilities is primarily due to differences in book and tax policies.

For the year ended July 31, 2015, the Funds made the following reclassifications to the components of net assets to align financial reporting with tax reporting:

	Domini Social Equity Fund	Domini International Social Equity Fund

Paid-in capital	$-	$-
Undistributed net investment income (loss)	604,559	562,793
Accumulated net realized gain (loss)	(604,559)	(562,793)

The Funds have accumulated capital loss carryforwards that will expire as follows:

Year Ending	Domini Social Equity Fund	Domini International Social Equity Fund

Unlimited	-	-
2017	-	340,162

	$-	$340,162

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. Under recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited time period.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Social Equity Fund		Domini International Social Equity Fund
	Year Ended July 31,		Year Ended July 31,
	2015	2014	2015	2014

Ordinary income	14,291,218	8,366,375	4,781,207	7,783,739
Long-term capital gain	103,057,752	-	16,856,941	4,008,279

Total	$117,348,970	$8,366,375	$21,638,148	$11,792,018

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

DOMINI SOCIAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

ASSETS:
Investments at value (cost $151,362,979)	$151,540,534
Cash	2,599,085
Foreign currency (cost $1,842)	1,813
Cash held at other banks (cost $332,242)	333,900
Colleratal on certain derivative contracts	630,393
Receivable for securities sold	35,031,485
Interest receivable	743,923
Receivable for capital shares	343,813
Unrealized appreciation on forward currency contracts	22,848
Interest reclaim receivable	476

Total assets	191,248,270

LIABILITIES:
Payable for securities purchased	58,803,849
Payable for capital shares	96,612
Payable for variation margin swaps	123,241
Premium paid swap contracts	249,262
Premium paid on OTC swap contracts	110,228
Management fee payable	71,867
Payable for variation margin futures	30,572
Distribution fee payable	15,459
Other accrued expenses	15,781
Dividend payable	20,010
Interest payable	79,674
Unrealized depreciation on OTC swap contracts	47,337
Unrealized depreciation on forward currency contracts	14

Total liabilities	59,663,906

NET ASSETS	$131,584,364

NET ASSETS CONSIST OF:
Paid-in capital	$131,568,976
Undistributed net investment loss	(12,837)
Accumulated net realized gain	27,751
Net unrealized appreciation	474

$131,584,364

NET ASSET VALUE PER SHARE
Investor Shares
Net assets	$129,508,815

Outstanding shares of beneficial interest	11,624,114

Net asset value and offering price per share*	$11.14

Institutional Shares
Net assets	$2,075,549

Outstanding shares of beneficial interest	186,622

Net asset value and offering price per share*	$11.12

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2016 (Unaudited)

INCOME:
Interest income	$1,855,185

EXPENSES:
Management fee	262,773
Administrative fee	164,233
Distribution fees – Investor shares	162,010
Transfer agent fees – Investor shares	83,234
Transfer agent fees – Institutional shares	63
Accounting and custody fees	56,890
Registration – Investor shares	10,869
Registration – Institutional shares	4,218
Miscellaneous	10,593
Shareholder communications	7,875
Shareholding servicing fees – Investor shares	7,130
Shareholding servicing fees – Institutional shares	7
Professional fees	6,987
Trustees fees	4,019

Total expenses	780,901
Fees waived and expense reimbursed	(159,651)

Net expenses	621,250

NET INVESTMENT INCOME	1,233,935

REALIZED AND UNREALIZED GAINS (LOSSES)
NET REALIZED GAIN/(LOSS) FROM:
Investments	547,445
Swap contracts	14,804
Futures contracts	(93,344)
Foreign currency	59,721
Options	4,203

Net realized gain (loss)	532,829

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments, futures and swap contracts	7,804
Translation of assets and liabilities in foreign currencies	962

Net change in unrealized appreciation (depreciation)	8,766

NET REALIZED AND UNREALIZED GAIN (LOSS)	541,595

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,775,530

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,233,935	$2,023,026
Net realized gain (loss) on investments	532,829	667,874
Net change in unrealized appreciation (depreciation) on investments	8,766	(1,503,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,775,530	1,187,289

DISTRIBUTIONS AND DIVIDENDS:
Dividends to shareholders from net investment income:
Investor shares	(1,210,727)	(1,961,358)
Institutional shares	(19,064)	(61,478)
Distributions to shareholders from net realized gain:
Investor shares	(699,959)	(128,323)
Institutional shares	(9,583)	(2,441)

Net Decrease in Net Assets from Distributions and Dividends	(1,939,333)	(2,153,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	10,462,441	26,540,263
Net asset value of shares issued in reinvestment of distributions and dividends	1,814,625	1,971,863
Payment for shares redeemed	(12,145,348)	(25,938,580)
Redemption fee	707	12,956

Net Increase in Net Assets from Capital Share Transactions	132,425	2,586,502

Total Increase (Decrease) in Net Assets	(31,378)	1,620,191

NET ASSETS:
Beginning of period	$131,615,742	$129,995,551

End of period	$131,584,364	$131,615,742

Undistributed net investment income (loss)	$(12,837)	$(16,981)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015		2014		2013		2012		2011
For a share outstanding for the period:
Net asset value, beginning of period	$11.16		$11.24		$11.15		$11.64		$11.61		$11.76

Income from investment operations:
Net investment income (loss)	0.10		0.17		0.16		0.16		0.21		0.28
Net realized and unrealized gain (loss) on investments	0.04		(0.07)		0.13		(0.38)		0.34		0.06

Total income from investment operations	0.14		0.10		0.29		(0.22)		0.55		0.34

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.10)		(0.17)		(0.16)		(0.16)		(0.21)		(0.28)
Distributions to shareholders from net realized gain	(0.06)		(0.01)		(0.04)		(0.11)		(0.31)		(0.21)

Total dividends and distributions	(0.16)		(0.18)		(0.20)		(0.27)		(0.52)		(0.49)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$11.14		$11.16		$11.24		$11.15		$11.64		$11.61

Total return [2]	1.32%		0.89%		2.59%		-2.01%		4.80%		2.94%
Portfolio turnover	195%		348%		120%		129%		126%		151%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$130		$129		$126		$130		$138		$121
Ratio of net expenses to average net assets	0.95%[3]		0.95%	[3]	0.95%	[3]	0.95%	[3,4]	0.95%	[3,4]	0.95%	[3,4]
Ratio of gross expenses to average net assets	1.19%		1.24%		1.24%		1.24%		1.28%		1.29%
Ratio of net investment income to average net assets	1.87%		1.52%		1.42%		1.35%		1.76%		2.39%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.95%, 0.95%, and 0.96%, for the years ended July 31, 2013, 2012, and 2011, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2016 (Unaudited)		For the year ended July 31,						For the period November 30, 2011 (commencement of operations) through July 31, 2012
			2015		2014		2013
For a share outstanding for the period:
Net asset value, beginning of period	$11.14		$11.23		$11.15		$11.64		$11.74

Income from investment operations:
Net investment income (loss)	0.12		0.20		0.19		0.19		0.15
Net realized and unrealized gain (loss) on investments	0.04		(0.09)		0.12		(0.38)		0.21

Total income from investment operations	0.16		0.11		0.31		(0.19)		0.36

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.12)		(0.20)		(0.19)		(0.19)		(0.15)
Distributions to shareholders from net realized gain	(0.06)		(0.01)		(0.04)		(0.11)		(0.31)

Total dividends and distributions	(0.18)		(0.21)		(0.23)		(0.30)		(0.46)

Redemption fee proceeds [5]	-		0.01		-		-		-

Net asset value, end of period	$11.12		$11.14		$11.23		$11.15		$11.64

Total return [2]	1.47%		1.10%		2.80%		-1.72%		3.17%
Portfolio turnover	195%		348%		120%		129%		126%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$2		$2		$4		$3		$1
Ratio of net expenses to average net assets	0.65%	[3]	0.65%	[3]	0.65%	[3]	0.65%	[3,4]	0.65%	[3,4]
Ratio of gross expenses to average net assets	1.30%		1.07%		1.02%		0.97%		3.99%
Ratio of net investment income to average net assets	2.15%		1.79%		1.73%		1.54%		1.88%

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.65% and 0.65% for the years ended July 31, 2013 and 2012, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Investments in Securities:
Mortgage Backed Securities	$-	$85,322,350	$199,950	$85,522,300
Corporate Bonds and Notes	-	46,510,661	-	46,510,661
U.S. Government Agencies	-	12,936,306	-	12,936,306
Municipal Bonds	-	5,463,460	-	5,463,460
Asset Backed Securities	-	511,413	-	511,413
Foreign Government & Agency Securities	-	596,394	-	596,394

Total Investment in Securities	-	151,340,584	199,950	151,540,534

Other Financial Instruments:
Foreign Exchange Contracts	-	22,848	-	22,848

Total Other Financial Instruments	-	22,848	-	22,848

Liabilities:
Other Financial Instruments:
Foreign Exchange Contracts	-	14	-	14
SWAP Contracts	-	47,337	-	47,337

Total Other Financial Instruments	$-	$47,351	$-	$47,351

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2015	$284,958
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(85,008)
Purchases	-
Sales	-
Transfers in and/or out of level three	-

Balance as of January 31, 2016	$199,950

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2016	$(85,008)

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

The Level 3 security was valued using a pricing vendor other than the Fund’s primary pricing vendor.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open foreign currency spot contracts at January 31, 2016.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

(E) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(F) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

There were no open purchased contracts outstanding at January 31, 2016.

(G) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Futures contracts outstanding at January 31, 2016 are listed in the Fund’s Portfolio of Investments.

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

(H) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at January 31, 2016 are listed in the Fund’s Portfolio of Investments.

(I) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at January 31, 2016, are listed in the Fund’s Portfolio of Investments.

(J) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statements of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations.

OTC and centrally cleared credit default swap contracts outstanding at January 31, 2016 are listed in the Fund’s Portfolio of Investments.

(K) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio.

Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

(L) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(M) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

(N) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(O) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(P) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.40% of the first $500 million of the Fund’s net assets managed, 0.38% of the next $500 million of the Fund’s net assets managed, and 0.35% of net assets managed in excess of $1 billion. For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets. Effective November 30, 2015, Domini reduced its fee and reimbursed expenses to the extent necessary to keep the aggregate annual operating expenses of the Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% and 0.65% of the average daily net assets representing Investor shares and Institutional shares, respectively. The waivers are contractual and in effect until November 30, 2016, absent an earlier modification by the Board of Trustees which oversees the Fund. A similar fee waiver arrangement was in

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

effect in prior periods. For the six months ended January 31, 2016, Domini reimbursed expenses of $90,775.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a submanagement agreement with Domini. Prior to January 7, 2015, Seix Investment Advisors LLC (“Seix”), a wholly owned subsidiary of RidgeWorth LLC (formerly known as RidgeWorth Capital Management, Inc.), and its predecessors, provided investment submanagement services to the Fund.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2016, fees waived by the Investor shares totaled $68,869.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2016, Domini waived fees as follows:

FEES WAIVED

Domini Social Bond Fund Investor shares	$-
Domini Social Bond Fund Institutional shares	7

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2016, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$225,697,929	$213,167,208
Investments in Securities	92,994,401	66,172,206

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

4. SUMMARY OF SHARE TRANSACTIONS

	Six Months Ended January 31, 2016		Year Ended July 31, 2015
	Shares	Amount	Shares	Amount

Investor Shares
Shares sold	843,589	$9,381,655	2,188,371	$24,711,115
Shares issued in reinvestment of dividends and distributions	161,830	1,793,258	172,330	1,947,471
Shares redeemed	(963,869)	(10,719,350)	(1,980,714)	(22,389,609)
Redemption fees	-	707	-	8,791

Net increase (decrease)	41,550	$456,270	379,987	$4,277,768

Institutional Shares
Shares sold	97,573	$1,080,786	161,940	$1,829,148
Shares issued in reinvestment of dividends and distributions	1,929	21,367	2,162	24,392
Shares redeemed	(128,575)	(1,425,998)	(313,202)	(3,548,971)
Redemption fees	-	-	-	4,165

Net increase (decrease)	(29,073)	$(323,845)	(149,100)	$(1,691,266)

Total
Shares sold	941,162	$10,462,441	2,350,311	$26,540,263
Shares issued in reinvestment of dividends and distributions	163,759	1,814,625	174,492	1,971,863
Shares redeemed	(1,092,444)	(12,145,348)	(2,293,916)	(25,938,580)
Redemption fees	-	707	-	12,956

Net increase (decrease)	12,477	$132,425	230,887	$2,586,502

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

5. SUMMARY OF DERIVATIVE ACTIVITY

At January 31, 2016, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Asssets and Liabilities Location	Fair Value	Statement of Asssets and Liabilities Location	Fair Value
Interest rate contracts	Variation Margin / Net assets consist of - net unrealized appreciation	$208,342	Variation Margin / Net assets consist of - net unrealized depreciation	$378,148
Credit contracts	Variation Margin / Unrealized appreciation on OTC swap contracts / Net assets consist of - net unrealized appreciation (depreciation)	47,679	Variation Margin / Unrealized depreciation on OTC swap contracts / Net assets consist of - net unrealized appreciation (depreciation)	48,451
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	22,848	Unrealized depreciation on forward currency contracts	14
Future contracts	Receivable for variation margin futures / Net assets consist of - net unrealized appreciation	-	Payable for variation margin futures / Net assets consist of - net unrealized depreciation	30,572

Total		$278,869		$457,185

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

For the six months ended January 31, 2016, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest rate contracts	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from investments, futures and swap contracts	$(2,921)	$(191,671)
Credit contracts	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from investments, futures and swap contracts	17,725	24,038
Foreign exchange contracts	Net realized gain (loss) from foreign currency/ Net change in unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies	59,721	962
Futures contracts	Net realized gain (loss) from futures contracts/ Net change in unrealized appreciation (depreciation) from investments, futures and swap contracts	(93,344)	24,400
Options purchased	Net realized gain (loss) from options contracts/ Net change in unrealized appreciation (depreciation) from investments, futures and swap contracts	4,203	(10,493)

Total		$(14,616)	$(152,764)

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

6. OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The following table summarizes any derivatives, at the end of the reporting period, that are subject to a master netting agreement or similar agreement. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to the master netting agreements in the Statement of Assets and Liabilities.

	Credit Suisse International	Morgan Stanley	Total

Assets:
Cash held at other banks	$35,260	$298,640	$333,900
Collateral on certain derivative contracts	-	630,393	630,393

Total Assets	$35,260	$929,033	$964,293

Liabilities:
Unrealized depreciation on OTC swaps contracts*	40,028	7,309	47,337
Payable for variation margin swaps	-	123,241	123,241
Payable for variation margin futures	30,572	-	30,572

Total Liabilities	$70,600	$130,550	$201,150

Total Derivative Net Assets	$(35,340)	$798,483	$763,143

* Excludes premiums if any. Included in unrealized appreciation/depreciation on OTC swap contracts on the Statement of Assets and Liabilities.

7. SUMMARY OF DERIVATIVE ACTIVITY

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	8
Forward currency contracts (contract amount)	$1,643,867
Centrally cleared interest rate swap contracts (notional)	$19,822,000
OTC credit default contracts (notional)	$2,643,000
Centrally cleared credit default contracts (notional)	$5,628,000

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

8. FEDERAL TAX STATUS

The tax basis of the components of net assets at July 31, 2015 is as follows:

Undistributed ordinary income	$62,058
Undistributed long term gains	387,829
Capital losses, other losses and other temporary differences . . .	(19,953)
Unrealized appreciation/(depreciation) . . . . . . . . . . . . . . . . . . . .	(250,743)

Distributable net earnings/(deficit) . . . . . . . . . . . . . . . . . . . . . . .	$179,191

The difference between components of Distributable Earnings on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to wash sales.

For the year ended July 31, 2015, the Fund reclassified $17,785 from undistributed net investment income to accumulated net realized gains to align financial reporting and tax reporting.

Under recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited time period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended
	2015	2014

Ordinary income . . . . . . . . . . . . .	$2,032,471	$1,489,918
Long-term capital gain . . . . . . . . .	121,129	732,323

Total . . . . . . . . . . . . . . . . . . . . . . .	$2,153,600	$2,222,241

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

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PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/domini-funds/proxy-voting, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

DOMINI FUNDS

P.O. Box 9785

Providence, RI 02940-9785

1-800-582-6757

www.domini.com

Investment Manager, Sponsor, and Distributor:

Domini Social Investments LLC (Investment Manager and Sponsor)

DSIL Investment Services LLC (Distributor)

532 Broadway, 9th Floor

New York, NY 10012

Investment Submanager:

Domini Social Equity Fund

Domini International Social Equity Fund

Domini Social Bond Fund

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Transfer Agent:

BNY Mellon Asset Servicing

760 Moore Road

King of Prussia, PA 19406

Custodian:

State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm:

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Legal Counsel:

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

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Domini Social Equity Fund Investor Shares: CUSIP 257132100 | DSEFX Class A Shares: CUSIP 257132860 | DSEPX Institutional Shares: CUSIP 257132852 | DIEQX Class R Shares: CUSIP 257132308 | DSFRX

Domini International Social Equity Fund

Investor Shares: CUSIP 257132704 | DOMIX

Class A Shares: CUSIP 257132886 | DOMAX

Institutional Shares: CUSIP 257132811 | DOMOX

Domini Social Bond Fund

Investor Shares: CUSIP 257132209 | DSBFX

Institutional Shares: CUSIP 257132829 | DSBIX

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Item 2.	Code of Ethics.

(a)	Not applicable to a semi-annual report.

(c)	Not applicable.

(d)	Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: April 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: April 6, 2016

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: April 6, 2016